UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Item 1. Reports to Stockholders.

2013 Semiannual Report

TIAA Separate Account VA-1

June 30, 2013

Financial statements (unaudited)

Stock Index Account

TIAA CREF

Financial Services

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Understanding this report

This semiannual report contains information about the TIAA Separate Account VA-1 and describes the account’s results for the six months ended June 30, 2013. The report contains three main sections:

  • The account performance section compares the account’s investment returns with those of its benchmark index.

  • The summary portfolio of investments lists the industries and types of securities in which the account had investments as of June 30, 2013.

  • The financial statements provide detailed information about the operations and financial condition of the account.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in the TIAA Separate Account VA-1, please refer to the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 223-1200. We urge you to read the prospectus carefully before investing.

Contents
Information for contractowners	1
Important information about expenses	2
About the account’s benchmark	3
Account performance
Stock Index Account	4

Summary portfolio of investments	6

Financial statements (unaudited)
Statement of assets and liabilities	10
Statement of operations	11
Statements of changes in net assets	12
Financial highlights	13
Notes to financial statements	14

Management committee renewal of the investment management agreement	20

How to reach us	Inside back cover

Information for contractowners

Portfolio holdings

The TIAA Separate Account VA-1’s summary portfolio of investments begins on page 6 of this report.

You can obtain a complete list of the portfolio holdings of the TIAA Separate Account VA-1 (Schedule of Investments) as of the most recently completed fiscal quarter in the following ways:

  • By visiting our website at tiaa-cref.org; or

  • By calling us at 800 842-2252 to request a copy free of charge.

You can also obtain a complete list of the portfolio holdings of the account as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of December 31 or June 30; Form N-Q filings are as of March 31 or September 30. Copies of these forms are available:

  • Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

  • From the SEC’s Office of Investor Education and Advocacy.

    (Call 202 551-8090 for more information.)

Proxy voting

The TIAA Separate Account VA-1’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You may also call us at 800 223-1200 to request a free copy. A report of how the account voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017–3206; or by phone at 800 223-1200.

Account management

The TIAA Separate Account VA-1 is managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the account.

TIAA Separate Account VA-1  ¡  2013 Semiannual Report      1

Important information about expenses

All contractowners in the TIAA Separate Account VA-1 incur ongoing costs, including management fees and other account expenses.

The TIAA Separate Account VA-1 is the underlying investment vehicle for Teachers Personal Annuity contracts issued by Teachers Insurance and Annuity Association of America. Premium taxes may apply to certain contracts. Because of this additional charge, the cost to investors may be higher than the figures shown in the expense example. Information about this additional charge can be found in the prospectus.

The expense example that appears in the table on page 3 is intended to help you understand your ongoing costs (in U.S. dollars) and does not reflect transactional costs incurred by the account for buying and selling securities. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. Contractowners in the TIAA Separate Account VA-1 do not incur a sales charge for purchases or other distributions.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2013–June 30, 2013).

Actual expenses

The first line in the table uses the account’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in the table shows hypothetical account values and expenses based on the account’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the account’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the account with the costs of other accounts. To do so, compare our 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other variable annuity accounts and mutual funds.

2      2013 Semiannual Report  ¡  TIAA Separate Account VA-1

Important information about expenses

Expense example

Six months ended June 30, 2013

Stock Index Account	Beginning account value (1/1/13)	Ending account value (6/30/13)	Expenses paid during period* (1/1/13–6/30/13)

Actual return	$1,000.00	$1,136.35	$3.97
5% annual hypothetical return	1,000.00	1,021.08	3.76

*

“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2013. The account’s annualized six-month expense ratio for that period was 0.75%. The total annual expense ratio reflects a voluntary agreement by the account’s investment adviser to waive a portion of its fee. Without such waiver, the account’s total annual expense ratio would have been 0.90%. Although TIAA reserves the right to increase the account’s mortality and expense risk charge to a maximum of 1.00% of average daily net assets per year, the total annual expense ratio will never exceed 1.50%.

About the account’s benchmark

The account’s benchmark is the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Russell 3000 is a trademark and service mark of Russell Investments. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investments.

TIAA Separate Account VA-1  ¡  2013 Semiannual Report      3

Stock Index Account

Performance for the six months ended June 30, 2013

The Stock Index Account returned 13.64% for the period, compared with the 14.06% return of its benchmark, the Russell 3000® Index. For the one-year period ended June 30, 2013, the account returned 20.59%, versus 21.46% for the index.

For the six-month period, the account’s return trailed that of its benchmark index primarily because of the effect of expenses. The account’s return includes a deduction for expenses, while the benchmark’s does not. The account had a risk profile similar to that of its benchmark.

During the first half of 2013, the broad U.S. stock market climbed 14.06%, as measured by the Russell 3000 Index. Most of the gains came in the first quarter, when the market rose 11.07%, partly on expectations that the Federal Reserve would maintain its stimulative policies. Stocks began to weaken in May, however, after Fed Chairman Ben Bernanke announced that the agency might reduce that stimulus later in the year if the U.S. economy continued to improve. The Russell 3000 ended the second quarter up a modest 2.69%.

For the first half of the year, small-cap stocks performed best, returning 15.86%, while mid- and large-cap issues gained 15.45% and 13.91%, respectively. Value stocks within the Russell 3000 outperformed their growth counterparts, 15.78% to 12.23%. (Returns by investment style and market capitalization are based on the Russell indexes.)

Financials propel the benchmark higher

For the period, all ten industry sectors of the Russell 3000 Index posted positive returns, with seven generating double-digit gains. The biggest contribution to performance came from the benchmark’s largest sector—financials—which earned 17.8%. Additional lift was provided by the sizable consumer discretionary and health care sectors, both of which advanced 20.4%. Industrials also posted a strong gain, rising 14.7%. Together, these four sectors constituted more than one-half of the benchmark’s market capitalization on June 30, 2013.

Amid the powerful market rally, materials rose just 2.4%, the weakest sector performance for the period. Concerns about slowing economic growth in China—a leading consumer of copper, coal and other raw materials—weighed on stocks in this sector.

Two of the five largest stocks in the Russell 3000 generated exceptional returns for the six-month period. Microsoft and Johnson & Johnson advanced 31.3% and 24.4%, respectively. General Electric (up 12.3%) and Exxon Mobil (up 5.8%) posted solid gains but trailed the broad market, while Apple lagged far behind with a –24.6% return.

4      2013 Semiannual Report  ¡  TIAA Separate Account VA-1

Stock Index Account

Performance as of June 30, 2013

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years
Stock Index Account	11/1/1994	13.64%	20.59%	6.57%	7.11%
Russell 3000 Index	—	14.06	21.46	7.25	7.81

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. The account’s performance reflects a fee waiver, which is currently in place. Without such waiver, the expenses of the account would have been higher and its performance lower. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Portfolio composition

Sector	% of net assets as of 6/30/2013
Financials	18.2
Information technology	17.3
Consumer discretionary	13.0
Health care	12.3
Industrials	11.0
Energy	9.4
Consumer staples	9.0
Materials	3.6
Utilities	3.3
Telecommunication services	2.4
Short-term investments, other assets & liabilities, net	0.5
Total	100.0

Holdings by company size
Market capitalization	% of equity investments as of 6/30/2013
More than $50 billion	43.4
More than $15 billion–$50 billion	25.6
More than $2 billion–$15 billion	24.7
$2 billion or less	6.3
Total	100.0

TIAA Separate Account VA-1  ¡  2013 Semiannual Report      5

Summary portfolio of investments (unaudited)

Stock Index Account  ▪  June 30, 2013

Shares		Company	Value (000)	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS			$9,130	1.1%

BANKS
221,085		Wells Fargo & Co	9,124	1.1
		Other	19,797	2.4

			28,921	3.5

CAPITAL GOODS
31,605		3M Co	3,456	0.4
34,660		Boeing Co	3,551	0.5
473,472		General Electric Co	10,980	1.3
42,074		United Technologies Corp	3,910	0.5
		Other	44,763	5.4

			66,660	8.1

COMMERCIAL & PROFESSIONAL SERVICES			8,471	1.0

CONSUMER DURABLES & APPAREL			13,022	1.6

CONSUMER SERVICES
45,905		McDonald’s Corp	4,545	0.6
		Other	13,552	1.6

			18,097	2.2

DIVERSIFIED FINANCIALS
43,382		American Express Co	3,243	0.4
493,628		Bank of America Corp	6,348	0.8
138,450		Citigroup, Inc	6,642	0.8
20,993		Goldman Sachs Group, Inc	3,175	0.4
48,994	e	iShares Russell 3000 Index Fund	4,723	0.6
173,080		JPMorgan Chase & Co	9,137	1.1
		Other	22,868	2.7

			56,136	6.8

ENERGY
88,807		Chevron Corp	10,509	1.3
55,989		ConocoPhillips	3,387	0.4
203,727	d	Exxon Mobil Corp	18,407	2.2
36,894		Occidental Petroleum Corp	3,292	0.4
61,021		Schlumberger Ltd	4,373	0.5
		Other	37,669	4.6

			77,637	9.4

FOOD & STAPLES RETAILING
56,065		CVS Corp	3,206	0.4
73,738		Wal-Mart Stores, Inc	5,493	0.7
		Other	7,870	0.9

			16,569	2.0

6	2013 Semiannual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Stock Index Account  ▪  June 30, 2013

Shares		Company	Value (000)	% of net assets

FOOD, BEVERAGE & TOBACCO
91,967		Altria Group, Inc	$3,218	0.4%
175,144		Coca-Cola Co	7,025	0.9
70,807		PepsiCo, Inc	5,791	0.7
74,892		Philip Morris International, Inc	6,487	0.8
		Other	18,540	2.2

			41,061	5.0

HEALTH CARE EQUIPMENT & SERVICES			37,254	4.5

HOUSEHOLD & PERSONAL PRODUCTS
125,652		Procter & Gamble Co	9,674	1.2
		Other	7,183	0.8

			16,857	2.0

INSURANCE
82,406	*	Berkshire Hathaway, Inc (Class B)	9,223	1.1
		Other	26,127	3.2

			35,350	4.3

MATERIALS			30,077	3.6

MEDIA
120,203		Comcast Corp (Class A)	5,034	0.6
82,464		Walt Disney Co	5,207	0.6
		Other	20,591	2.5

			30,832	3.7

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
34,416		Amgen, Inc	3,395	0.4
75,218		Bristol-Myers Squibb Co	3,362	0.4
69,946	*	Gilead Sciences, Inc	3,582	0.4
128,179		Johnson & Johnson	11,005	1.3
138,276		Merck & Co, Inc	6,423	0.8
311,427		Pfizer, Inc	8,723	1.1
		Other	27,941	3.4

			64,431	7.8

REAL ESTATE			30,290	3.7

RETAILING
16,836	*	Amazon.com, Inc	4,675	0.6
67,034		Home Depot, Inc	5,193	0.6
		Other	26,824	3.2

			36,692	4.4

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
227,613		Intel Corp	5,513	0.7
		Other	12,402	1.5

			17,915	2.2

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2013 Semiannual Report	7

Summary portfolio of investments (unaudited)	continued

Stock Index Account  ▪  June 30, 2013

Shares		Company		Value (000)		% of net assets

SOFTWARE & SERVICES
59,422	*	eBay, Inc		$3,073		0.4%
12,348	*	Google, Inc (Class A)		10,871		1.3
47,669		International Business Machines Corp		9,110		1.1
5,351		Mastercard, Inc (Class A)		3,074		0.4
381,020		Microsoft Corp		13,157		1.6
162,785		Oracle Corp		5,001		0.6
24,073		Visa, Inc (Class A)		4,399		0.5
		Other		31,039		3.7

				79,724		9.6

TECHNOLOGY HARDWARE & EQUIPMENT
42,981		Apple, Inc		17,024		2.0
244,713		Cisco Systems, Inc		5,949		0.7
79,123		Qualcomm, Inc		4,833		0.6
		Other		17,299		2.1

				45,105		5.4

TELECOMMUNICATION SERVICES
246,361		AT&T, Inc		8,721		1.0
131,014		Verizon Communications, Inc		6,595		0.8
		Other		4,857		0.6

				20,173		2.4

TRANSPORTATION
21,465		Union Pacific Corp		3,311		0.4
		Other		12,662		1.5

				15,973		1.9

UTILITIES				27,386		3.3

		TOTAL COMMON STOCKS	(Cost $495,774)	823,763		99.5

RIGHTS/WARRANTS
AUTOMOBILES & COMPONENTS				0	^	0.0

ENERGY				0	^	0.0

		TOTAL RIGHTS/WARRANTS	(Cost $0)	0	^	0.0

8	2013 Semiannual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Stock Index Account  ▪  June 30, 2013

Shares		Company		Value (000)	% of net assets

SHORT-TERM INVESTMENTS
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
20,391,405	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		$20,391	2.5%

				20,391	2.5

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED				20,391	2.5

		TOTAL SHORT-TERM INVESTMENTS	(Cost $20,391)	20,391	2.5

		TOTAL PORTFOLIO	(Cost $516,165)	844,154	102.0
		OTHER ASSETS & LIABILITIES, NET		(16,794)	(2.0)

		NET ASSETS		$827,360	100.0%

*	Non-income producing.
^	Amount represents less than $1,000.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan, including those in “Other,” is $19,845,000.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2013 Semiannual Report	9

Statement of assets and liabilities (unaudited)

TIAA Separate Account VA-1  ▪  June 30, 2013

(amounts in thousands, except accumulation unit value)	Stock Index Account

ASSETS
Portfolio investments, at value*,†	$844,154
Cash	2,969
Dividends and interest receivable	1,032
Receivable from securities transactions	18,980
Other	93

Total assets	867,228

LIABILITIES
Payable for collateral for securites loaned	20,391
Payable for securities transactions	19,201
Due to affiliates	221
Payable for variation margin on open futures contracts	8
Other	47

Total liabilities	39,868

NET ASSETS
Accumulation Fund	$827,360

Accumulation units outstanding	7,095

Accumulation unit value	$116.61

* Portfolio investments at cost	$516,165
† Includes securities loaned of	$19,845

10	2013 Semiannual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Statement of operations (unaudited)

TIAA Separate Account VA-1  ▪  For the period ended June 30, 2013

(amounts in thousands)	Stock Index Account

INVESTMENT INCOME
Dividends*	$8,024
Income from securities lending	162

Total income	8,186

EXPENSES
Administrative	806
Investment advisory	1,209
Mortality and expense risk charges	1,612

Total expenses	3,627
Less: Expense waiver by investment adviser	(604)

Net expenses	3,023

Net investment income (loss)	5,163

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	15,501
Futures transactions	72

Net realized gain (loss) on total investments	15,573

Change in unrealized appreciation (depreciation) on:
Portfolio investments	80,782
Futures transactions	1

Net change in unrealized appreciation (depreciation) on total investments	80,783

Net realized and unrealized gain (loss) on total investments	96,356

Net increase (decrease) in net assets from operations	$101,519

* Net of foreign witholding taxes of	$5

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2013 Semiannual Report	11

Statements of changes in net assets

TIAA Separate Account VA-1  ▪  For the period or year ended

	Stock Index Account
(amounts in thousands)	June 30, 2013	December 31, 2012

	(unaudited)

OPERATIONS
Net investment income (loss)	$5,163	$11,536
Net realized gain (loss) on total investments	15,573	17,346
Net change in unrealized appreciation (depreciation) on total investments	80,783	77,647

Net increase (decrease) in net assets from operations	101,519	106,529

FROM CONTRACTOWNER TRANSACTIONS
Premiums	18,515	23,611
Withdrawals and death benefits	(45,113)	(76,783)

Net increase (decrease) from contractowner transactions	(26,598)	(53,172)

Net increase (decrease) in net assets	74,921	53,357

NET ASSETS
Beginning of period	752,439	699,082

End of period	$827,360	$752,439

ACCUMULATION UNITS
Units purchased	163	240
Units sold	(400)	(783)

Outstanding
Beginning of period	7,332	7,875

End of period	7,095	7,332

12	2013 Semiannual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Financial highlights

TIAA Separate Account VA-1  ▪  For the period or year ended

	Stock Index Account
	6/30/13		12/31/12	12/31/11	12/31/10	12/31/09	12/31/08

	(unaudited)
FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD
Investment income (a)	$1.137		$2.256	$1.754	$1.542	$1.413	$1.758
Expenses (a)	0.420		0.735	0.671	0.591	0.452	0.484

Net investment income (loss) (a)	0.717		1.521	1.083	0.951	0.961	1.274
Net realized and unrealized gain (loss) on total investments	13.269		12.334	(0.755)	11.319	15.456	(37.166)

Net change in accumulation unit value	13.986		13.855	0.328	12.270	16.417	(35.892)

Accumulation unit value:
Beginning of period	102.624		88.769	88.441	76.171	59.754	95.646

End of period	$116.610		$102.624	$88.769	$88.441	$76.171	$59.754

TOTAL RETURN (b)	13.64	%(c)	15.60%	0.37%	16.11%	27.48%	(37.53)%

RATIOS TO AVERAGE NET ASSETS:
Ratio of expense to average net assets before expense waiver	0.90	%(d)	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of expense to average net assets after expense waiver	0.75	%(d)	0.75%	0.75%	0.75%	0.71%	0.67%
Ratio of net investment income to average net assets	1.29	%(d)	1.55%	1.21%	1.21%	1.50%	1.58%

SUPPLEMENTAL DATA
Portfolio turnover rate	5	%(c)	7%	6%	10%	6%	7%
Accumulation units outstanding at the end of period (e)	7		7	8	8	9	9
Net assets at the end of period (e)	$827		$752	$699	$745	$680	$567

(a)	Based on average units outstanding.

(b)	Based on per accumulation data.

(c)	The percentages shown for this period are not annualized.

(d)	The percentages shown for this period are annualized.

(e)	In millions.

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2013 Semiannual Report	13

Notes to financial statements (unaudited)

TIAA Separate Account VA-1

Note 1—organization and significant accounting policies

TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and is organized under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. The variable annuity contracts were issued by TIAA. VA-1 is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Accumulation Unit Value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions. The AUV for financial reporting purposes includes security and contractowner transactions through the date of the report. Total return is computed based on the AUV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Account.

Security valuation: The Account’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Account estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Income taxes: VA-1 is a separate account of TIAA, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. VA-1 should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, VA-1’s Accumulation Account for contractowners will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. Management has analyzed the Account’s tax positions taken for all open federal income tax years (2007–2012) and has concluded that no provision for federal income tax is required in the Account’s financial statements.

Management Committee compensation: The members of the Management Committee (“Committee”), all of whom are independent, receive certain remuneration for their services, plus travel and other expenses. Committee members may elect to participate in a deferred compensation plan and defer all or a portion

14	2013 Semiannual Report ▪ TIAA Separate Account VA-1

of their compensation. In addition, managers participate in a long-term compensation plan. Amounts deferred are retained by the Account until paid. The investment of deferred amounts and the offsetting payable to the committee members are included in other assets and other liabilities in the accompanying Statement of Assets and Liabilities.

New accounting pronouncement: In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013 issued ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (collectively, the “Update”). The Update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. The Account has adopted these new disclosure requirements for this June 30, 2013 semiannual report. Management has evaluated the new disclosure requirements and has determined no additional disclosure is required.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Committee. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3—significant unobservable inputs (including the Account’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Account’s major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of

TIAA Separate Account VA-1 ▪ 2013 Semiannual Report	15

Notes to financial statements (unaudited)

valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Committee. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments, excluding investments in registered investment companies, with maturities of 60 days or less are valued at amortized cost. Short-term investments with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Committee. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended June 30, 2013, there were no material transfers between levels by the Account.

As of June 30, 2013, with the exception of one immaterial common stock security, all of the other investments in the Account were valued based on Level 1 inputs.

16	2013 Semiannual Report ▪ TIAA Separate Account VA-1

continued

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable. Derivatives require little or no initial investment and permit or require net settlement. The Account values derivatives at fair value.

At June 30, 2013, the Account has invested in derivative contracts which are reflected in the Statement of Assets and Liabilities as follows (amounts are in thousands):

	Liabilities derivatives
Derivative contracts	Location	Fair value amount

Equity contracts	Futures*	$2

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the payable for variation margin on open futures contracts.

For the period ended June 30, 2013, the effect of derivative contracts on the Account’s Statement of Operations was as follows (amounts are in thousands):

Derivative contracts	Location	Realized gain (loss)	Change in unrealized appreciation (depreciation)

Equity contracts	Futures transactions	$72	$1

Futures contracts: The Account is subject to equity price risk in the normal course of pursuing its investment objectives. The Account uses futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Account since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded funds, guarantees the futures against default. During the period ended June 30, 2013, the Account had exposure to equity futures contracts, based on underlying notional values, generally between 0% and 1% of net assets.

TIAA Separate Account VA-1 ▪ 2013 Semiannual Report	17

Notes to financial statements (unaudited)

At June 30, 2013, the Account held the following open futures contracts (amounts are in thousands):

Future	Number of contracts‡	Settlement value	Expiration date	Unrealized gain (loss)

CME E-mini S&P 500 Index	21	$1,679	September 2013	$(2)

‡	Number of contracts is not in thousands.

Note 4—investment adviser and affiliates

Teachers Advisors, Inc. (“Advisors”), a wholly owned subsidiary of TIAA and a registered investment adviser, provides investment advisory services for VA-1 pursuant to an Investment Management Agreement among TIAA, Advisors and VA-1. TIAA provides all administrative services for VA-1 pursuant to an Administrative Services Agreement with VA-1. The contracts are distributed by TIAA-CREF Individual & Institutional Services, LLC (“Services”). Services is a wholly owned subsidiary of TIAA. The Investment Management Agreement sets the investment advisory charge at an annual rate of 0.30% of the average daily net assets of the Account. Advisors has agreed to waive a portion of such fee, so that the daily deduction is equivalent to an annual charge of 0.15% of the average daily net assets of the Account.

The Administrative Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the average daily net assets of the Account. TIAA also imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts, equivalent to an annual rate of 0.40% of the average daily net assets of the Account. Although TIAA reserves the right to increase the Account’s mortality and expense risk charge to a maximum of 1.00% per year, the total expense ratio will never exceed 1.50% per year. TIAA pays death benefits to beneficiaries when an annuitant dies during the accumulation period.

The Account may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Committee, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 5—investments

Securities lending: The Account may lend its securities to qualified institutional borrowers to earn additional income. The Account receives collateral (in the form of cash, Treasury securities, or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan. Cash collateral received by the Account will generally be invested in high-quality short-term instruments, or in one or more funds maintained by the securities lending agent for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and Liabilities. Securities lending income consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the

18	2013 Semiannual Report ▪ TIAA Separate Account VA-1

concluded

lending agent. Such income is reflected separately in the Statement of Operations. In lending its securities, the Account bears the market risk with respect to the collateral investment as well as the securities loaned and also bears the risk that the counterparty may default on its obligations to the Account.

Restricted securities: Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At June 30, 2013, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments was $327,989,000 consisting of gross unrealized appreciation of $379,336,000 and gross unrealized depreciation of $(51,347,000).

Purchases and sales: Purchases and sales of portfolio securities (other than short-term investments) for the period ended June 30, 2013 were $40,695,000 and $61,167,000, respectively.

Note 6—line of credit

The Account participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of contractowner withdrawals. This facility expired June 2013. A new facility was entered into on June 25, 2013 expiring June 24, 2014. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowings under the facility by other affiliated accounts or mutual funds. For the period ended June 30, 2013, there were no borrowings under this credit facility by the Account.

Note 7—indemnification

In the normal course of business, the Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Account’s organizational documents, the managers and officers of the Account are indemnified against certain liabilities that may arise out of their duties to the Account. However, based on experience, the Account expects the risk of loss due to these warranties and indemnities to be unlikely.

TIAA Separate Account VA-1 ▪ 2013 Semiannual Report	19

Management committee renewal of the investment management agreement (unaudited)

Among its other duties, the Management Committee (the “Committee”) of TIAA Separate Account VA-1 (the “Separate Account”) is responsible for determining whether to initially approve for a two-year term and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Separate Account. Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Separate Account.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires that, after an initial period of up to two years, the Agreement will remain in effect only if the Committee, including a majority of those Committee members who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Separate Account, as that term is defined in the 1940 Act (“Members”), annually renews that Agreement. All of the Members are deemed to be independent persons for this purpose.

Overview of the renewal process

The Committee held a meeting on March 28, 2013, at which it considered the annual renewal of the Agreement with respect to the Separate Account. As part of this process, the Committee delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with TAI and legal counsel to the Members to develop guidelines and specific requests relating to the types of information to be provided to the Committee and to all Members in connection with the proposed contract renewal, and then helped evaluate the information provided in response to those guidelines. During a series of meetings held prior to the March 28, 2013 Committee meeting, the Operations Committee reviewed such guidelines and requests in consultation with TAI representatives and input from other Members, legal counsel to the Members and legal counsel to TAI and the Separate Account, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to the Members by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”), including meeting with representatives of Lipper in person. Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidelines provided by the Operations Committee on behalf of the Members, Lipper produced, among other information, performance and expense comparison data regarding the Separate Account, including data relating to the Separate Account’s management fee rate, total expense ratio, short-term and long-term investment performance and portfolio turnover rate. Lipper also compared much of this data for the Separate Account against a universe of investment companies and against a more selective peer group of mutual funds that underlie

20	2013 Semiannual Report ▪ TIAA Separate Account VA-1

variable products with similar investment objectives and strategies, each of which was selected by Lipper, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Lipper summarized the methodologies it employed to provide the data contained in its reports. In addition, Lipper represented to the Members that its reports were designed specifically to provide the Members with the fee, expense and performance information that is necessary to help the Members satisfy their duties under Section 15(c) of the 1940 Act. Lipper also represented that it (and not TAI) had identified the selected comparative peer groups and universes and that it did so in a manner that was not intended to produce biased results for its clients.

Among other matters, the Operations Committee also requested and reviewed various information provided by TAI to facilitate the Members’ evaluation of the reasonableness of any profits earned by TAI with respect to its services to the Separate Account pursuant to the Agreement.

In advance of the Committee meeting held on March 28, 2013, legal counsel for the Members requested on behalf of the Committee, and TAI provided, extensive information that was designed to assist the Members in their consideration of whether to renew the Agreement for the Separate Account. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to the Separate Account’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, together with an explanation of any events that had a material impact on the Separate Account’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of the Separate Account’s fee rate under the Agreement to the fee rates of any other comparable accounts managed by TAI or its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Separate Account aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, business continuity plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the Separate Account; (6) information as to any profits earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related service agreements between the Separate Account and affiliates of TAI; (8) a copy of TAI’s Form ADV registration statement as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Members); and (9) proposed narrative explanations of reasons why the Committee should renew the Agreement.

TIAA Separate Account VA-1 ▪ 2013 Semiannual Report	21

Management committee renewal of the investment management agreement (unaudited)

In considering whether to renew the Agreement, the Members, with assistance from its Operations Committee, reviewed various factors with respect to the Separate Account, including: (1) the nature, extent and quality of services provided or to be provided by TAI to the Separate Account; (2) the Separate Account’s investment performance; (3) the costs of the services provided to the Separate Account and the profits realized or potential profits to be realized (if any) by TAI and its affiliates from their relationship with the Separate Account; (4) the extent to which economies of scale have been realized or are anticipated to be realized as the Separate Account grows; (5) fees charged by other advisers for managing similar funds; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Separate Account investors; (7) comparisons of services and fee rates with any contracts entered into by TAI with other clients to whom TAI provides comparable services; and (8) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Separate Account. As a general matter, the Committee viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement, the Committee took into account the information described above, other information provided to the Members in connection with this process, and relevant information provided to the Members and to their Committees on an ongoing basis in connection with the Committee’s general oversight duties with respect to the Separate Account. In addition, the Committee received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

In deciding whether to renew the Agreement, each Member may have accorded different weight to different factors, and thus, each Member may have had a different basis for his or her ultimate decision to vote to renew the Agreement for the Separate Account. At its meeting on March 28, 2013, the Committee voted unanimously to renew the Agreement for the Separate Account. Set forth below are certain general factors the Committee considered, followed by a summary of certain specific factors the Committee considered specifically related to the Separate Account.

The nature, extent and quality of services

The Committee considered that TAI is an experienced investment adviser that has managed the Separate Account since its operations commenced. Investment professionals at TAI and its affiliates also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Funds and the TIAA-CREF Life Funds. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Separate Account, including conducting research, recommending investments and placing orders to buy and sell securities for the Separate Account’s investment portfolio; active daily monitoring of the investment portfolio by various

22	2013 Semiannual Report ▪ TIAA Separate Account VA-1

continued

personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Separate Account to the Committee on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the Separate Account. The Committee considered that TAI has carried out these responsibilities in a competent and professional manner.

The Committee also considered, among other factors, the performance of the Separate Account, as discussed below. In addition, the Committee considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Committee considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

Investment performance

The Committee considered the investment performance of the Separate Account, over the periods indicated in the synopsis below. The Committee considered the Separate Account’s performance as compared to its peer universe and its benchmark index, the Russell 3000® Index, before any reductions for fees or expenses. This analysis considered the impact of NAV rounding and excluded the effects of fair valuation, securities lending and class action litigation on the Separate Account’s performance as compared to the performance of its benchmark index. In this regard, the Committee considered that the performance of the Separate Account generally compared favorably to that of its benchmark (after considering the effect of expenses incurred to operate the Separate Account) and ranked in the top three performance quintiles versus its peer universes of mutual funds in all reported time periods except for the ten-year period. (For additional detail regarding the Separate Account’s performance, see the synopsis below.) The Committee concluded that, under the totality of circumstances considered, the investment performance of the Separate Account was within an acceptable range.

Cost and profitability

The Committee considered financial and profitability data relating to TAI for the calendar year 2012 with respect to the Separate Account. The Committee considered TAI’s profit calculations with respect to its services to the Separate Account both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of the Separate Account. The Committee acknowledged the reasonableness of having a management fee rate that permits TAI to maintain and improve the quality of services provided to the Separate Account. The Committee considered that TAI had made a profit with respect to the Separate Account under the Agreement, and expected this trend to continue. The Committee concluded that those profits were not excessive in light of various relevant factors.

During its review of TAI’s profits, the Committee noted its ongoing efforts to examine the level of personnel and other resources available to TAI for its portfolio management functions so as to assess whether sufficient resources are being devoted to these functions.

TIAA Separate Account VA-1 ▪ 2013 Semiannual Report	23

Management committee renewal of the investment management agreement (unaudited)

Fees charged by other advisers

The Committee considered information regarding fees paid to other advisers for managing similar funds that underlie variable products, as analyzed by Lipper. The Committee determined that the management fee rate charged to the Separate Account under the Agreement typically was higher than the management fee rates charged by many or most other comparable mutual funds that underlie variable products. In this connection, the Committee also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds that underlie variable products are set and potentially material differences between the Separate Account and its comparable mutual funds, particularly since the Separate Account functions as a single tier variable annuity with expenses not normally borne by funds underlying variable products. Additionally, the Committee also considered the potential limitations of such comparisons due to the fact that, in many instances, Lipper based its comparisons on financial data relating to fiscal periods that differed from the period for which the Separate Account’s data were derived. Based on all factors considered, the Committee concluded that the management fee rate under the Agreement with respect to the Separate Account was within an acceptable range in relation to those charged by appropriate groups of comparable mutual funds that underlie variable products.

Economies of scale

The Committee considered whether TAI has experienced or is anticipated to experience economies of scale in connection with the operation of the Separate Account. The Committee determined that the current fee rate at current asset levels generally was comparable as compared to peer groups of mutual funds that underlie variable products. The Committee also noted that since the Separate Account was no longer being actively sold, TAI had little expectation that the Separate Account’s assets would grow, thus creating economies of scale that could be passed on to contractholders. Based on all factors considered, the Committee concluded that the Separate Account’s fee schedule was within an acceptable range in light of current and potential economies of scale considerations and its current asset level.

Fee comparison with other TAI clients

The Committee considered that TAI and its affiliates provide similar investment management services to other affiliated investment companies, including other funds and accounts that are indexed to the Russell 3000® Index. The Committee considered the schedule of management fee rates for each of these funds and accounts. The Committee also considered TAI’s representation that, while the management fee rate charged to the Separate Account may differ from the management fee rates charged to these other funds and accounts, this is due in part to the fact that these other funds and accounts: are offered through products that charge additional fees to their investors; are offered in different types of markets; are provided with different types or levels of services by TAI; target different types of investors; and/or are packaged with other products, and that these factors, among others, justify different management fee rate schedules.

24	2013 Semiannual Report ▪ TIAA Separate Account VA-1

concluded

Other benefits

The Committee also considered additional benefits to the Separate Account and to TAI and its affiliates arising from the Agreement. For example, TAI and its affiliates may benefit from the advisory relationship with the Separate Account to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. TAI, the Separate Account and other funds and accounts managed in the same manner and by the same personnel may benefit from economies of scale. Additionally, TAI and the Separate Account may benefit from TAI’s ability to acquire investment research related to its commission (i.e., soft dollar) arrangements.

Certain specific factors considered by the committee

The Committee considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to the Separate Account. If the Separate Account is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Committee in the reports prepared by Lipper. All time periods referenced below ended as of December 31, 2012. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. Statements below regarding “net profit” or “net loss” refer to whether TAI earned a profit or incurred a loss for the services that it rendered to the Separate Account during 2012 under the Agreement.

•	The Separate Account’s annual contractual management fee rate is 0.30% of average daily net assets, but was waived by TAI during 2012 to 0.15% of average daily net assets.
•

The Separate Account’s total expenses and management fees were in the 5th and 4th quintiles of the group of comparable funds selected by Lipper for expense comparison purposes, respectively, and in the 5th and 3rd quintiles of the universe of comparable funds selected by Lipper for expense comparison purposes, respectively.

•

The Separate Account was in the 2nd, 2nd, 3rd and 4th quintiles of the universe of comparable funds selected by Lipper for performance comparison purposes for the one-, three-, five- and ten-year periods, respectively.

•

For the one- and three-year periods, the Separate Account’s relative gross performance (meaning the Account’s performance without any reductions for fees or expenses) as compared to its benchmark, the Russell 3000® Index, was +5 and +7 basis points, respectively.

•	The Separate Account received an Overall Morningstar Rating of 5 stars.
•	TAI earned a net profit with respect to its services of the Separate Account for the one-year period.

Based primarily on the foregoing factors and considerations, the Committee renewed the Agreement for the Separate Account.

TIAA Separate Account VA-1 ▪ 2013 Semiannual Report	25

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How to reach us

TIAA–CREF website

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

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Automated telephone service

Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums

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800 842-2755

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888 842-9001

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Advisor services

888 842-0318

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You should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 223-1200. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. TIAA-CREF Brokerage

Services is a division of TIAA-CREF Individual & Institutional Services, LLC. TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products. Annuity contracts and certificates are issued by Teachers Insurance and Annuity Association (TIAA) and College Retirement Equities Fund (CREF), New York, NY. After-tax annuities and life insurance are issued by TIAA-CREF Life Insurance Company, New York, NY. TIAA-CREF Trust Company, FSB provides trust services.

©2013 Teachers Insurance and Annuity Association–College Retirement Equities Fund (TIAA-CREF),

730 Third Avenue, New York, NY 10017-3206.

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C11125

A10938 (8/13)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2013

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 1.1%
1,581		Allison Transmission Holdings, Inc	$36
3,241	*	American Axle & Manufacturing Holdings, Inc	60
5,331	*	BorgWarner, Inc	459
2,813		Cooper Tire & Rubber Co	93
6,736		Dana Holding Corp	130
14,334		Delphi Automotive plc	727
1,160		Dorman Products, Inc	53
1,013		Drew Industries, Inc	40
996	*	Federal Mogul Corp (Class A)	10
175,462		Ford Motor Co	2,714
735	*	Fuel Systems Solutions, Inc	13
37,906	*	General Motors Co	1,263
6,807		Gentex Corp	157
1,535	*	Gentherm, Inc	29
11,265	*	Goodyear Tire & Rubber Co	172
10,257		Harley-Davidson, Inc	562
31,173		Johnson Controls, Inc	1,116
4,131		Lear Corp	250
2,342	*	Modine Manufacturing Co	25
323		Remy International, Inc	6
1,983		Spartan Motors, Inc	12
909		Standard Motor Products, Inc	31
1,336	*	Stoneridge, Inc	16
1,205		Superior Industries International, Inc	21
2,780	*	Tenneco, Inc	126
3,822	*,e	Tesla Motors, Inc	411
2,018		Thor Industries, Inc	99
312	*	Tower International, Inc	6
4,872	*	TRW Automotive Holdings Corp	324
2,234	*	Visteon Corp	141
1,327	*	Winnebago Industries, Inc	28

		TOTAL AUTOMOBILES & COMPONENTS	9,130

BANKS - 3.5%
810		1st Source Corp	19
1,172		1st United Bancorp, Inc	8
351		Access National Corp	5
374		American National Bankshares, Inc	9
1,244	*	Ameris Bancorp	21
387		Ames National Corp	9
1,475		Apollo Residential Mortgage	24
586	e	Arrow Financial Corp	15
7,538		Associated Banc-Corp	117
4,208		Astoria Financial Corp	45
333		Bancfirst Corp	16
1,517		Banco Latinoamericano de Exportaciones S.A. (Class E)	34
4,426		Bancorpsouth, Inc	78
2,688		Bank Mutual Corp	15
2,053		Bank of Hawaii Corp	103
291		Bank of Kentucky Financial Corp	8
288		Bank of Marin Bancorp	12
1,422		Bank of the Ozarks, Inc	62
1,044		BankFinancial Corp	9
1,770		BankUnited	46

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

824		Banner Corp	$28
194		Bar Harbor Bankshares	7
31,879		BB&T Corp	1,080
3,505		BBCN Bancorp, Inc	50
316	*	BBX Capital Corp	4
1,950	*	Beneficial Mutual Bancorp, Inc	16
1,072		Berkshire Hills Bancorp, Inc	30
812		BNC Bancorp	9
559	*	BofI Holding, Inc	26
1,207		BOK Financial Corp	77
3,543		Boston Private Financial Holdings, Inc	38
354		Bridge Bancorp, Inc	8
475	*	Bridge Capital Holdings	8
3,533		Brookline Bancorp, Inc	31
630		Bryn Mawr Bank Corp	15
159		C&F Financial Corp	9
460		Camden National Corp	16
1,121	*	Capital Bank Financial Corp	21
831	*	Capital City Bank Group, Inc	10
11,183		CapitalSource, Inc	105
7,090		Capitol Federal Financial	86
1,503		Cardinal Financial Corp	22
3,968		Cathay General Bancorp	81
645		Center Bancorp, Inc	8
1,148		Centerstate Banks of Florida, Inc	10
987	*	Central Pacific Financial Corp	18
152		Century Bancorp, Inc	5
1,050		Charter Financial Corp	11
1,616		Chemical Financial Corp	42
168		Chemung Financial Corp	6
9,210	*	CIT Group, Inc	429
533		Citizens & Northern Corp	10
726	e	City Holding Co	28
2,136		City National Corp	135
875		Clifton Savings Bancorp, Inc	10
498		CNB Financial Corp	8
1,740		CoBiz, Inc	14
2,091		Columbia Banking System, Inc	50
8,538		Comerica, Inc	340
3,451		Commerce Bancshares, Inc	150
1,740		Community Bank System, Inc	54
1,003		Community Trust Bancorp, Inc	36
449	*	CommunityOne Bancorp	4
411	*	CU Bancorp	7
2,388	e	Cullen/Frost Bankers, Inc	159
914	*	Customers Bancorp, Inc	15
4,428		CVB Financial Corp	52
1,609		Dime Community Bancshares	25
6,269	*	Doral Financial Corp	5
946	*	Eagle Bancorp, Inc	21
6,966		East West Bancorp, Inc	192
301		Enterprise Bancorp, Inc	6
828		Enterprise Financial Services Corp	13
670		ESB Financial Corp	8
1,035		ESSA Bancorp, Inc	11
3,701		EverBank Financial Corp	61
324	*	Farmers Capital Bank Corp	7
384		Federal Agricultural Mortgage Corp (Class C)	11
465		Fidelity Southern Corp	6
40,056		Fifth Third Bancorp	723
664		Financial Institutions, Inc	12
720		First Bancorp (NC)	10
3,468	*	First Bancorp (Puerto Rico)	25

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

498		First Bancorp, Inc	$9
3,831		First Busey Corp	17
345		First Citizens Bancshares, Inc (Class A)	66
4,700		First Commonwealth Financial Corp	35
680		First Community Bancshares, Inc	11
886		First Connecticut Bancorp	12
510		First Defiance Financial Corp	12
2,653		First Financial Bancorp	40
1,438	e	First Financial Bankshares, Inc	80
590		First Financial Corp	18
889		First Financial Holdings, Inc	19
814		First Financial Northwest, Inc	8
11,036		First Horizon National Corp	124
654		First Interstate Bancsystem, Inc	14
369		First M&F Corp	6
1,238		First Merchants Corp	21
3,929		First Midwest Bancorp, Inc	54
193	*	First NBC Bank Holding Co	5
15,757		First Niagara Financial Group, Inc	159
288		First of Long Island Corp	10
412		First Pactrust Bancorp, Inc	6
4,299		First Republic Bank	165
2,760	*	First Security Group, Inc	6
8,203		FirstMerit Corp	164
890	*	Flagstar Bancorp, Inc	12
1,645		Flushing Financial Corp	27
6,390		FNB Corp	77
752		Fox Chase Bancorp, Inc	13
689		Franklin Financial Corp	12
10,086		Fulton Financial Corp	116
602		German American Bancorp, Inc	14
3,468		Glacier Bancorp, Inc	77
500		Great Southern Bancorp, Inc	13
710		Guaranty Bancorp	8
3,896		Hancock Holding Co	117
1,525	*	Hanmi Financial Corp	27
928		Heartland Financial USA, Inc	26
1,007	*	Heritage Commerce Corp	7
534		Heritage Financial Corp	8
917	*	Heritage Oaks Bancorp	6
52		Hingham Institution for Savings	4
343	*	Home Bancorp, Inc	6
2,256		Home Bancshares, Inc	59
821		Home Federal Bancorp, Inc	10
2,326		Home Loan Servicing Solutions Ltd	56
444		HomeStreet, Inc	10
980	*	HomeTrust Bancshares, Inc	17
259		Horizon Bancorp	5
23,813		Hudson City Bancorp, Inc	218
754		Hudson Valley Holding Corp	13
38,444		Huntington Bancshares, Inc	303
1,370		IBERIABANK Corp	73
1,031		Independent Bank Corp	36
187	*	Independent Bank Group, Inc	6
2,385		International Bancshares Corp	54
859	*	Intervest Bancshares Corp	6
2,538		Investors Bancorp, Inc	54
1,441	*	Kearny Financial Corp	15
44,469		Keycorp	491
1,129		Lakeland Bancorp, Inc	12
734		Lakeland Financial Corp	20
5,743	e	M&T Bank Corp	642
1,090	*	Macatawa Bank Corp	5

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

731		MainSource Financial Group, Inc	$10
2,798		MB Financial, Inc	75
410		Mercantile Bank Corp	7
273		Merchants Bancshares, Inc	8
249	*	Meridian Interstate Bancorp, Inc	5
241		Meta Financial Group, Inc	6
759		MetroCorp Bancshares, Inc	7
14,797	*	MGIC Investment Corp	90
259		Middleburg Financial Corp	5
265		Midsouth Bancorp, Inc	4
334		MidWestOne Financial Group, Inc	8
190	*	NASB Financial, Inc	5
2,387		National Bank Holdings Corp	47
357		National Bankshares, Inc	13
6,208		National Penn Bancshares, Inc	63
928	*,e	Nationstar Mortgage Holdings, Inc	35
1,992		NBT Bancorp, Inc	42
20,180	e	New York Community Bancorp, Inc	283
1,173	*	NewBridge Bancorp	7
2,646		Northfield Bancorp, Inc	31
302		Northrim BanCorp, Inc	7
4,319		Northwest Bancshares, Inc	58
741		OceanFirst Financial Corp	12
4,732	*	Ocwen Financial Corp	195
2,272		OFG Bancorp	41
3,801		Old National Bancorp	53
700	*	OmniAmerican Bancorp, Inc	15
2,090		Oritani Financial Corp	33
991		Pacific Continental Corp	12
726	*	Pacific Premier Bancorp, Inc	9
1,796		PacWest Bancorp	55
529	e	Park National Corp	36
1,481	*	Park Sterling Bank	9
420		Peapack Gladstone Financial Corp	7
221		Penns Woods Bancorp, Inc	9
720	*	Pennsylvania Commerce Bancorp, Inc	14
575	*	PennyMac Financial Services, Inc	12
595		Peoples Bancorp, Inc	13
14,730		People's United Financial, Inc	219
1,766	*	Pinnacle Financial Partners, Inc	45
24,240		PNC Financial Services Group, Inc	1,768
4,451	*	Popular, Inc	135
564	*	Preferred Bank	9
3,026		PrivateBancorp, Inc	64
2,068		Prosperity Bancshares, Inc	107
446		Provident Financial Holdings, Inc	7
2,748		Provident Financial Services, Inc	43
2,753		Provident New York Bancorp	26
7,892	e	Radian Group, Inc	92
64,704		Regions Financial Corp	617
1,026	e	Renasant Corp	25
612		Republic Bancorp, Inc (Class A)	13
1,513		Rockville Financial, Inc	20
629		Roma Financial Corp	11
1,211		S&T Bancorp, Inc	24
615		S.Y. Bancorp, Inc	15
1,250		Sandy Spring Bancorp, Inc	27
728	e	SCBT Financial Corp	37
3,679	*	Seacoast Banking Corp of Florida	8
370		Sierra Bancorp	5
2,150	*	Signature Bank	178
905		Simmons First National Corp (Class A)	24
962	e	Southside Bancshares, Inc	23

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

740	*	Southwest Bancorp, Inc	$10
1,614		State Bank & Trust Co	24
1,347		StellarOne Corp	26
1,199		Sterling Bancorp	14
1,571		Sterling Financial Corp	37
513	*	Suffolk Bancorp	8
1,927	*	Sun Bancorp, Inc	7
24,727		SunTrust Banks, Inc	781
8,530		Susquehanna Bancshares, Inc	110
2,032	*	SVB Financial Group	169
36,305		Synovus Financial Corp	106
607	*	Taylor Capital Group, Inc	10
7,501		TCF Financial Corp	106
700		Territorial Bancorp, Inc	16
1,877	*	Texas Capital Bancshares, Inc	83
3,624	*	TFS Financial Corp	41
1,514	*	The Bancorp, Inc	23
429		Tompkins Trustco, Inc	19
1,255	e	TowneBank	18
286		Tree.com, Inc	5
726		Trico Bancshares	15
307	*	Tristate Capital Holdings, Inc	4
5,202		Trustco Bank Corp NY	28
3,090		Trustmark Corp	76
1,489		UMB Financial Corp	83
5,809		Umpqua Holdings Corp	87
814		Union Bankshares Corp	17
2,414	e	United Bankshares, Inc	64
2,012	*	United Community Banks, Inc	25
1,829	*	United Community Financial Corp	9
1,056		United Financial Bancorp, Inc	16
792		Univest Corp of Pennsylvania	15
84,704		US Bancorp	3,062
9,153	e	Valley National Bancorp	87
1,734		ViewPoint Financial Group	36
1,010	*	Virginia Commerce Bancorp	14
568	*	Walker & Dunlop, Inc	10
835		Washington Banking Co	12
4,778		Washington Federal, Inc	90
881		Washington Trust Bancorp, Inc	25
4,133		Webster Financial Corp	106
221,085		Wells Fargo & Co	9,124
1,213		WesBanco, Inc	32
746		West Bancorporation, Inc	9
1,286	e	Westamerica Bancorporation	59
3,370	*	Western Alliance Bancorp	53
1,313		Westfield Financial, Inc	9
2,922		Wilshire Bancorp, Inc	19
1,704		Wintrust Financial Corp	65
320		WSFS Financial Corp	17
662	*	Yadkin Financial Corp	9
8,430		Zions Bancorporation	243

		TOTAL BANKS	28,921

CAPITAL GOODS - 8.1%
31,605		3M Co	3,456
3,590		A.O. Smith Corp	130
851		Aaon, Inc	28
1,829		AAR Corp	40
2,045	*,e	Accuride Corp	10
1,483		Aceto Corp	21
3,339		Actuant Corp (Class A)	110
1,964		Acuity Brands, Inc	148

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,649	*	Aecom Technology Corp	$148
1,808	*	Aegion Corp	41
831	*	Aerovironment, Inc	17
4,488		AGCO Corp	225
3,284		Air Lease Corp	91
2,801		Aircastle Ltd	45
374		Alamo Group, Inc	15
1,351		Albany International Corp (Class A)	45
1,338		Alliant Techsystems, Inc	110
1,234		Altra Holdings, Inc	34
909	*	Ameresco, Inc	8
440	e	American Railcar Industries, Inc	15
373		American Science & Engineering, Inc	21
2,155	*,e	American Superconductor Corp	6
475	*	American Woodmark Corp	16
11,155		Ametek, Inc	472
475		Ampco-Pittsburgh Corp	9
1,541	*	API Technologies Corp	4
1,353		Apogee Enterprises, Inc	32
1,924		Applied Industrial Technologies, Inc	93
420		Argan, Inc	7
1,172		Armstrong World Industries, Inc	56
4,418	*	ArvinMeritor, Inc	31
729		Astec Industries, Inc	25
525	*	Astronics Corp	21
1,446		AZZ, Inc	56
5,143		Babcock & Wilcox Co	154
2,453		Barnes Group, Inc	74
4,584	*	BE Aerospace, Inc	289
2,092	*	Beacon Roofing Supply, Inc	79
2,021		Belden CDT, Inc	101
2,508	*	Blount International, Inc	30
1,497	*	Bluelinx Holdings, Inc	3
34,660		Boeing Co	3,551
2,120		Brady Corp (Class A)	65
2,200		Briggs & Stratton Corp	44
2,524	*	Builders FirstSource, Inc	15
793	*	CAI International, Inc	19
12,740	*,e	Capstone Turbine Corp	15
2,910		Carlisle Cos, Inc	181
30,053		Caterpillar, Inc	2,479
1,390	*	Chart Industries, Inc	131
4,600		Chicago Bridge & Iron Co NV	274
839		CIRCOR International, Inc	43
2,273		Clarcor, Inc	119
1,332		CNH Global NV	55
428		Coleman Cable, Inc	8
3,640	*	Colfax Corp	190
1,162	*	Columbus McKinnon Corp	25
1,853		Comfort Systems USA, Inc	28
1,268	*	Commercial Vehicle Group, Inc	9
2,220		Crane Co	133
916		Cubic Corp	44
8,690		Cummins, Inc	943
2,140		Curtiss-Wright Corp	79
26,842		Danaher Corp	1,699
17,765		Deere & Co	1,443
3,419	*	DigitalGlobe, Inc	106
6,818		Donaldson Co, Inc	243
932		Douglas Dynamics, Inc	12
7,806		Dover Corp	606
485	*	Ducommun, Inc	10
430	*	DXP Enterprises, Inc	29

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,512	*	Dycom Industries, Inc	$35
757		Dynamic Materials Corp	12
21,462		Eaton Corp	1,412
758	*	Edgen Group, Inc	5
2,978		EMCOR Group, Inc	121
32,921		Emerson Electric Co	1,796
840		Encore Wire Corp	29
1,511	*	Energy Recovery, Inc	6
2,205		EnerSys	108
788	*	Engility Holdings, Inc	22
711	*	Enphase Energy, Inc	5
908	*	EnPro Industries, Inc	46
1,380		ESCO Technologies, Inc	45
1,554	*	Esterline Technologies Corp	112
9,057		Exelis, Inc	125
13,771		Fastenal Co	631
3,085	*	Federal Signal Corp	27
2,307	*	Flow International Corp	9
6,553		Flowserve Corp	354
7,463		Fluor Corp	443
7,322		Fortune Brands Home & Security, Inc	284
2,155		Franklin Electric Co, Inc	73
635		Freightcar America, Inc	11
7,600	*,e	FuelCell Energy, Inc	10
2,145	*	Furmanite Corp	14
2,249		Gardner Denver, Inc	169
2,148		GATX Corp	102
2,932	*,e	GenCorp, Inc	48
2,206		Generac Holdings, Inc	82
2,068		General Cable Corp	64
13,677		General Dynamics Corp	1,071
473,472		General Electric Co	10,980
1,594	*	Gibraltar Industries, Inc	23
809		Global Power Equipment Group, Inc	13
795		Gorman-Rupp Co	25
2,811		Graco, Inc	178
4,898	*,e	GrafTech International Ltd	36
470		Graham Corp	14
1,832		Granite Construction, Inc	55
3,079		Great Lakes Dredge & Dock Corp	24
1,109	*	Greenbrier Cos, Inc	27
2,067		Griffon Corp	23
1,293		H&E Equipment Services, Inc	27
534		Hardinge, Inc	8
3,933		Harsco Corp	91
2,422		Heico Corp	122
4,837	*	Hexcel Corp	165
36,032		Honeywell International, Inc	2,859
800		Houston Wire & Cable Co	11
2,715		Hubbell, Inc (Class B)	269
2,459		Huntington Ingalls	139
316		Hurco Cos, Inc	9
481		Hyster-Yale Materials Handling, Inc	30
3,746		IDEX Corp	202
2,585	*	II-VI, Inc	42
17,295		Illinois Tool Works, Inc	1,196
13,684		Ingersoll-Rand plc	760
916		Insteel Industries, Inc	16
4,120		ITT Corp	121
6,034	*	Jacobs Engineering Group, Inc	333
1,308		John Bean Technologies Corp	27
4,866		Joy Global, Inc	236
386		Kadant, Inc	12

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,238		Kaman Corp	$43
1,480		Kaydon Corp	41
6,842		KBR, Inc	222
3,598		Kennametal, Inc	140
1,479	*,e	KEYW Holding Corp	20
1,860	*	Kratos Defense & Security Solutions, Inc	12
4,021		L-3 Communications Holdings, Inc	345
990	*	Layne Christensen Co	19
464		LB Foster Co (Class A)	20
2,308		Lennox International, Inc	149
3,889		Lincoln Electric Holdings, Inc	223
623		Lindsay Manufacturing Co	47
533	*	LMI Aerospace, Inc	10
11,891		Lockheed Martin Corp	1,290
1,293		LSI Industries, Inc	10
853	*	Lydall, Inc	12
6,133		Manitowoc Co, Inc	110
16,328		Masco Corp	318
2,813	*	Mastec, Inc	93
901		Met-Pro Corp	12
445		Michael Baker Corp	12
947	*	Middleby Corp	161
614		Miller Industries, Inc	9
1,850	*	Moog, Inc (Class A)	95
3,441	*	MRC Global, Inc	95
2,169		MSC Industrial Direct Co (Class A)	168
1,284		Mueller Industries, Inc	65
7,534		Mueller Water Products, Inc (Class A)	52
881	*	MYR Group, Inc	17
206	e	National Presto Industries, Inc	15
2,730	*,e	Navistar International Corp	76
926	*	NCI Building Systems, Inc	14
822		NN, Inc	9
2,935		Nordson Corp	203
383	*	Nortek, Inc	25
10,767		Northrop Grumman Corp	891
435	*	Northwest Pipe Co	12
2,760	*	Orbital Sciences Corp	48
1,499	*	Orion Marine Group, Inc	18
4,025	*	Oshkosh Truck Corp	153
5,451	*	Owens Corning, Inc	213
16,205		Paccar, Inc	870
5,093		Pall Corp	338
6,831		Parker Hannifin Corp	652
205	*	Patrick Industries, Inc	4
9,355		Pentair Ltd	540
1,399	*	Perini Corp	25
1,472	*	Pgt, Inc	13
1,025		Pike Electric Corp	13
738	*	Ply Gem Holdings, Inc	15
762	*	PMFG, Inc	5
2,131	*,e	Polypore International, Inc	86
458	*	Powell Industries, Inc	24
751	*	PowerSecure International, Inc	11
6,710		Precision Castparts Corp	1,517
96		Preformed Line Products Co	6
1,410		Primoris Services Corp	28
776	*,e	Proto Labs, Inc	50
1,720		Quanex Building Products Corp	29
9,586	*	Quanta Services, Inc	254
1,726		Raven Industries, Inc	52
14,863		Raytheon Co	983
1,025	*	RBC Bearings, Inc	53

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,981		Regal-Beloit Corp	$128
1,359	*	Revolution Lighting Technologies, Inc	5
1,385	*	Rexnord Corp	23
6,397		Rockwell Automation, Inc	532
6,212		Rockwell Collins, Inc	394
4,430		Roper Industries, Inc	550
1,703	*	Rush Enterprises, Inc (Class A)	42
1,742		Simpson Manufacturing Co, Inc	51
2,633		Snap-On, Inc	235
988	*	SolarCity Corp	37
460	*	Sparton Corp	8
5,621	*	Spirit Aerosystems Holdings, Inc (Class A)	121
2,145		SPX Corp	154
616		Standex International Corp	32
7,430		Stanley Works	574
701	*	Sterling Construction Co, Inc	6
1,027		Sun Hydraulics Corp	32
1,327	e	TAL International Group, Inc	58
1,988	*	Taser International, Inc	17
346	*	Tecumseh Products Co (Class A)	4
1,716	*	Teledyne Technologies, Inc	133
851		Tennant Co	41
5,365	*	Terex Corp	141
967	e	Textainer Group Holdings Ltd	37
12,735		Textron, Inc	332
262	*	The ExOne Company	16
728	*	Thermon Group Holdings	15
3,958		Timken Co	223
2,439	e	Titan International, Inc	41
784	*,e	Titan Machinery, Inc	15
2,682		Toro Co	122
2,397		TransDigm Group, Inc	376
714	*	Trex Co, Inc	34
1,827	*	Trimas Corp	68
3,579		Trinity Industries, Inc	138
2,423		Triumph Group, Inc	192
370		Twin Disc, Inc	9
4,317	*	United Rentals, Inc	215
42,074		United Technologies Corp	3,910
979		Universal Forest Products, Inc	39
3,259		URS Corp	154
3,497	*,e	USG Corp	81
1,217		Valmont Industries, Inc	174
1,023		Vicor Corp	7
2,705		W.W. Grainger, Inc	682
3,136	*	Wabash National Corp	32
2,676	*	WABCO Holdings, Inc	200
1,468		Watsco, Inc	123
1,120		Watts Water Technologies, Inc (Class A)	51
2,122	*	WESCO International, Inc	144
4,484		Westinghouse Air Brake Technologies Corp	240
3,144		Woodward Governor Co	126
502	*	Xerium Technologies, Inc	5
8,479		Xylem, Inc	228

		TOTAL CAPITAL GOODS	66,660

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
2,600		ABM Industries, Inc	64
2,247		Acacia Research (Acacia Technologies)	50
5,555	*	ACCO Brands Corp	35
828	e	Acorn Energy, Inc	7
1,016		Administaff, Inc	31

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

10,016		ADT Corp	$399
1,661	*	Advisory Board Co	91
928		American Ecology Corp	25
2,166	*	ARC Document Solutions, Inc	9
508	*	AT Cross Co	9
4,552		Avery Dennison Corp	195
383		Barrett Business Services, Inc	20
2,034		Brink’s Co	52
1,375	*	Casella Waste Systems, Inc (Class A)	6
2,526	*,e	CBIZ, Inc	17
669		CDI Corp	9
242		Ceco Environmental Corp	3
3,345	*,e	Cenveo, Inc	7
4,681		Cintas Corp	213
2,765	*	Clean Harbors, Inc	140
334	*	Consolidated Graphics, Inc	16
5,437	*,e	Coolbrands International, Inc	5
5,046	*	Copart, Inc	155
1,551		Corporate Executive Board Co	98
5,298		Corrections Corp of America	179
594		Courier Corp	9
4,991	e	Covanta Holding Corp	100
555	*	CRA International, Inc	10
2,340		Deluxe Corp	81
1,900	e	Dun & Bradstreet Corp	185
1,037	*	EnerNOC, Inc	14
1,357		Ennis, Inc	23
5,519		Equifax, Inc	325
641		Exponent, Inc	38
419	*	Franklin Covey Co	6
2,013	*	FTI Consulting, Inc	66
916		G & K Services, Inc (Class A)	44
3,325		Geo Group, Inc	113
645	*	GP Strategies Corp	15
3,373		Healthcare Services Group	83
943		Heidrick & Struggles International, Inc	16
218	*	Heritage-Crystal Clean, Inc	3
2,682		Herman Miller, Inc	73
2,154		HNI Corp	78
1,154	*	Huron Consulting Group, Inc	53
892	*	ICF International, Inc	28
7,377	*	ICO Global Communications Holdings Ltd	19
3,014	*	IHS, Inc (Class A)	315
1,756	*,e	Innerworkings, Inc	19
2,666		Interface, Inc	45
462		Intersections, Inc	4
7,789		Iron Mountain, Inc	207
3,363		KAR Auction Services, Inc	77
1,394		Kelly Services, Inc (Class A)	24
1,380		Kforce, Inc	20
1,737		Kimball International, Inc (Class B)	17
2,203		Knoll, Inc	31
2,239	*	Korn/Ferry International	42
3,533		Manpower, Inc	194
1,316		McGrath RentCorp	45
1,290		Mine Safety Appliances Co	60
757	*	Mistras Group, Inc	13
1,712	*	Mobile Mini, Inc	57
514		Multi-Color Corp	16
79	*	National Technical Systems, Inc	1
2,873	*	Navigant Consulting, Inc	34
7,571		Nielsen Holdings NV	254
563		NL Industries, Inc	6

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,322	*,e	Odyssey Marine Exploration, Inc	$10
2,101	*	On Assignment, Inc	56
931	*	Performant Financial Corp	11
9,167	e	Pitney Bowes, Inc	135
891		Quad	21
8,306	e	R.R. Donnelley & Sons Co	116
12,521		Republic Services, Inc	425
2,774		Resources Connection, Inc	32
6,518		Robert Half International, Inc	217
2,927		Rollins, Inc	76
1,472	*	RPX Corp	25
585		Schawk, Inc (Class A)	8
672	*	Standard Parking Corp	14
3,734		Steelcase, Inc (Class A)	54
3,954	*	Stericycle, Inc	437
946	*	Team, Inc	36
3,077	*	Tetra Tech, Inc	72
648		TMS International Corp	10
2,980		Towers Watson & Co	244
896	*	TRC Cos, Inc	6
1,954	*	TrueBlue, Inc	41
664		Unifirst Corp	61
1,860		United Stationers, Inc	62
6,929	*	Verisk Analytics, Inc	414
1,084		Viad Corp	27
205		VSE Corp	8
1,134	*	WageWorks, Inc	39
5,657		Waste Connections, Inc	233
21,392		Waste Management, Inc	863
921		West Corp	20

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	8,471

CONSUMER DURABLES & APPAREL - 1.6%
1,463		American Greetings Corp (Class A)	27
653		Arctic Cat, Inc	29
562		Bassett Furniture Industries, Inc	9
970	*,e	Beazer Homes USA, Inc	17
499	e	Blyth, Inc	7
4,339		Brunswick Corp	139
3,430	e	Callaway Golf Co	23
2,448		Carter's, Inc	181
379	*	Cavco Industries, Inc	19
715	*	Clarus Corp	7
12,872		Coach, Inc	735
562	e	Columbia Sportswear Co	35
4,050	*	CROCS, Inc	67
269		CSS Industries, Inc	7
222		Culp, Inc	4
1,570	*,e	Deckers Outdoor Corp	79
12,912		DR Horton, Inc	275
1,299	e	Ethan Allen Interiors, Inc	37
462	*	EveryWare Global, Inc	6
5,284	*	Fifth & Pacific Cos, Inc	118
59		Flexsteel Industries, Inc	1
2,354	*	Fossil Group, Inc	243
5,292	*,e	Garmin Ltd	191
811	*	G-III Apparel Group Ltd	39
4,488		Hanesbrands, Inc	231
3,112		Harman International Industries, Inc	169
5,210	e	Hasbro, Inc	234
1,486	*	Helen of Troy Ltd	57
500		Hooker Furniture Corp	8

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,761	*,e	Hovnanian Enterprises, Inc (Class A)	$27
2,610	*	Iconix Brand Group, Inc	77
1,204	*	iRobot Corp	48
816	e	Jakks Pacific, Inc	9
5,152	*	Jarden Corp	225
232	*	Johnson Outdoors, Inc	6
4,415		Jones Apparel Group, Inc	61
3,831	e	KB Home	75
2,552		La-Z-Boy, Inc	52
2,910	*,e	Leapfrog Enterprises, Inc	29
6,635	e	Leggett & Platt, Inc	206
7,572	e	Lennar Corp (Class A)	273
847	*	Libbey, Inc	20
362		Lifetime Brands, Inc	5
862	*	M/I Homes, Inc	20
1,202	*	Maidenform Brands, Inc	21
441		Marine Products Corp	3
15,817		Mattel, Inc	717
1,887		MDC Holdings, Inc	61
1,657	*	Meritage Homes Corp	72
9,194	*	Michael Kors Holdings Ltd	570
2,729	*	Mohawk Industries, Inc	307
817		Movado Group, Inc	28
271		Nacco Industries, Inc (Class A)	15
1,389	*	Nautilus, Inc	12
13,250		Newell Rubbermaid, Inc	348
32,600		Nike, Inc (Class B)	2,076
233	*	NVR, Inc	215
621		Oxford Industries, Inc	39
546		Perry Ellis International, Inc	11
3,714		Phillips-Van Heusen Corp	464
3,100		Polaris Industries, Inc	294
2,133		Pool Corp	112
17,365	*	Pulte Homes, Inc	329
6,076	*	Quiksilver, Inc	39
2,749		Ralph Lauren Corp	478
444		RG Barry Corp	7
2,334		Ryland Group, Inc	94
1,898	*	Skechers U.S.A., Inc (Class A)	46
796	*,e	Skullcandy, Inc	4
2,979	*,e	Smith & Wesson Holding Corp	30
6,786	*	Standard-Pacific Corp	56
288	*	Steinway Musical Instruments, Inc	9
1,788	*	Steven Madden Ltd	86
887	e	Sturm Ruger & Co, Inc	43
995	*	Taylor Morrison Home Corp	24
2,758	*	Tempur-Pedic International, Inc	121
7,450	*	Toll Brothers, Inc	243
650	*	TRI Pointe Homes, Inc	11
1,206		True Religion Apparel, Inc	38
2,191	*	Tumi Holdings, Inc	53
2,427		Tupperware Corp	188
3,832	*,e	Under Armour, Inc (Class A)	229
700	*	Unifi, Inc	14
787	*	Universal Electronics, Inc	22
1,001	*,e	Vera Bradley, Inc	22
4,012		VF Corp	775
378		Weyco Group, Inc	9
3,614		Whirlpool Corp	413
638	*	William Lyon Homes, Inc	16
2,302		Wolverine World Wide, Inc	126
1,005	*,e	Zagg, Inc	5

		TOTAL CONSUMER DURABLES & APPAREL	13,022

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

CONSUMER SERVICES - 2.2%
1,093	*	AFC Enterprises	$39
812	*	American Public Education, Inc	30
1,644		Ameristar Casinos, Inc	43
4,416	*	Apollo Group, Inc (Class A)	78
692	*	Ascent Media Corp (Series A)	54
1,860	*,e	Bally Technologies, Inc	105
1,195	*	BJ’s Restaurants, Inc	44
2,531	*	Bloomin’ Brands, Inc	63
1,276		Bob Evans Farms, Inc	60
2,708	*	Boyd Gaming Corp	31
987	*	Bravo Brio Restaurant Group, Inc	18
910	*	Bridgepoint Education, Inc	11
512	*	Bright Horizons Family Solutions	18
3,240		Brinker International, Inc	128
859	*	Buffalo Wild Wings, Inc	84
3,570		Burger King Worldwide, Inc	70
1,990	*,e	Caesars Entertainment Corp	27
428	*	Capella Education Co	18
3,103	*	Career Education Corp	9
18,999		Carnival Corp	651
741		Carriage Services, Inc	13
620	*	Carrols Restaurant Group, Inc	4
749		CBRL Group, Inc	71
1,153		CEC Entertainment, Inc	47
2,494		Cheesecake Factory	104
1,475	*	Chipotle Mexican Grill, Inc (Class A)	537
1,471	e	Choice Hotels International, Inc	58
533		Churchill Downs, Inc	42
751	*	Chuy’s Holdings, Inc	29
4,659	*,e	Corinthian Colleges, Inc	10
5,864		Darden Restaurants, Inc	296
4,746	*	Denny’s Corp	27
2,747		DeVry, Inc	85
740		DineEquity, Inc	51
495	*	Diversified Restaurant Holdings, Inc	4
2,824		Domino’s Pizza, Inc	164
4,115		Dunkin Brands Group, Inc	176
1,176	*	Education Management Corp	7
289		Einstein Noah Restaurant Group, Inc	4
694	*	Fiesta Restaurant Group, Inc	24
2,029	*	Grand Canyon Education, Inc	65
12,810		H&R Block, Inc	356
2,578		Hillenbrand, Inc	61
2,039	*	Hyatt Hotels Corp	82
309	*	Ignite Restaurant Group, Inc	6
11,921		International Game Technology	199
903		International Speedway Corp (Class A)	28
1,901		Interval Leisure Group, Inc	38
1,142	*	Isle of Capri Casinos, Inc	9
997	*,e	ITT Educational Services, Inc	24
2,033	*	Jack in the Box, Inc	80
649	*	Jamba, Inc	10
203	*	JTH Holding, Inc	3
1,265	*	K12, Inc	33
2,917	*	Krispy Kreme Doughnuts, Inc	51
17,902		Las Vegas Sands Corp	948
1,963	*	Life Time Fitness, Inc	98
2,787	*	LifeLock, Inc	33
870		Lincoln Educational Services Corp	5
977	*	Luby’s, Inc	8
638		Mac-Gray Corp	9
840		Marcus Corp	11

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

10,662		Marriott International, Inc (Class A)	$430
1,390	*	Marriott Vacations Worldwide Corp	60
1,275		Matthews International Corp (Class A)	48
45,905		McDonald’s Corp	4,545
17,994	*	MGM Mirage	266
388	*	Monarch Casino & Resort, Inc	7
1,158	*	Morgans Hotel Group Co	9
1,276	*	Multimedia Games, Inc	33
1,315	*,e	Norwegian Cruise Line Holdings Ltd	40
4,377	*	Orient-Express Hotels Ltd (Class A)	53
1,294	*	Outerwall, Inc	76
1,258	*	Panera Bread Co (Class A)	234
717	*	Papa John’s International, Inc	47
3,077	*	Penn National Gaming, Inc	163
3,229	*	Pinnacle Entertainment, Inc	64
666	*	Red Robin Gourmet Burgers, Inc	37
2,200		Regis Corp	36
7,441		Royal Caribbean Cruises Ltd	248
3,070	*	Ruby Tuesday, Inc	28
1,588		Ruth’s Chris Steak House, Inc	19
2,868	*	Scientific Games Corp (Class A)	32
1,315		SeaWorld Entertainment, Inc	46
9,704		Service Corp International	175
2,802	*	SHFL Entertainment, Inc	50
3,014		Six Flags Entertainment Corp	106
3,411	*	Sonic Corp	50
3,133		Sotheby’s (Class A)	119
581		Speedway Motorsports, Inc	10
34,287		Starbucks Corp	2,245
8,903		Starwood Hotels & Resorts Worldwide, Inc	563
59	*	Steak N Shake Co	24
636	*	Steiner Leisure Ltd	34
3,389		Stewart Enterprises, Inc (Class A)	44
491	e	Strayer Education, Inc	24
2,872		Texas Roadhouse, Inc (Class A)	72
1,064		Town Sports International Holdings, Inc	11
1,028		Universal Technical Institute, Inc	11
1,645		Vail Resorts, Inc	101
1,296	e	Weight Watchers International, Inc	60
13,002	e	Wendy’s	76
2,067	*	WMS Industries, Inc	53
6,224		Wyndham Worldwide Corp	356
3,694		Wynn Resorts Ltd	473
20,593		Yum! Brands, Inc	1,428

		TOTAL CONSUMER SERVICES	18,097

DIVERSIFIED FINANCIALS - 6.8%
2,494	*	Affiliated Managers Group, Inc	409
14,861	*	American Capital Ltd	188
43,382		American Express Co	3,243
9,230		Ameriprise Financial, Inc	747
10,246		Apollo Investment Corp	79
10,764		Ares Capital Corp	185
584	*	Artisan Partners Asset Management, Inc	29
493,628		Bank of America Corp	6,348
53,157		Bank of New York Mellon Corp	1,491
4,832		BGC Partners, Inc (Class A)	29
3,423	e	BlackRock Kelso Capital Corp	32
5,864		BlackRock, Inc	1,506
1,288		Calamos Asset Management, Inc (Class A)	14
26,716		Capital One Financial Corp	1,678
147		Capital Southwest Corp	20

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,340		Cash America International, Inc	$61
4,253		CBOE Holdings, Inc	198
49,849		Charles Schwab Corp	1,058
138,450		Citigroup, Inc	6,642
14,510		CME Group, Inc	1,103
1,086		Cohen & Steers, Inc	37
594	*	Consumer Portfolio Services, Inc	4
5,330	*	Cowen Group, Inc	15
296	*	Credit Acceptance Corp	31
118		Diamond Hill Investment Group, Inc	10
22,456		Discover Financial Services	1,070
1,850	*	Dollar Financial Corp	26
13,858	*	E*Trade Financial Corp	175
5,610		Eaton Vance Corp	211
1,165	*,e	Encore Capital Group, Inc	39
1,394		Evercore Partners, Inc (Class A)	55
2,322	*	Ezcorp, Inc (Class A)	39
673	*	FBR & Co	17
4,555	e	Federated Investors, Inc (Class B)	125
451		Fidus Investment Corp	8
5,533	*	Fifth Street Finance Corp	58
2,248		Financial Engines, Inc	103
1,340	*	First Cash Financial Services, Inc	66
3,742	*,e	First Marblehead Corp	4
374	*	Firsthand Technology Value Fund, Inc	8
6,272		Franklin Resources, Inc	853
727		Friedman Billings Ramsey Group, Inc (Class A)	19
1,682	e	FXCM, Inc	28
349		GAMCO Investors, Inc (Class A)	19
271		Garrison Capital, Inc	4
3,928		GFI Group, Inc	15
1,256		Gladstone Capital Corp	10
1,326		Gladstone Investment Corp	10
20,993		Goldman Sachs Group, Inc	3,175
674	e	Golub Capital BDC, Inc	12
1,122	*,e	Green Dot Corp	22
1,492		Greenhill & Co, Inc	68
918	*,e	GSV Capital Corp	7
471	*	Hannon Armstrong Sustainable Infrastructure Capital, Inc	6
2,227	e	Hercules Technology Growth Capital, Inc	31
1,489		HFF, Inc (Class A)	27
369		Horizon Technology Finance Corp	5
820	*	Imperial Holdings, Inc	6
3,210	*	ING US, Inc	87
2,025		Interactive Brokers Group, Inc (Class A)	32
3,377	*	IntercontinentalExchange, Inc	600
675	*	International Assets Holding Corp	12
1,945	*	Internet Capital Group, Inc	22
20,338		Invesco Ltd	647
1,857	*	Investment Technology Group, Inc	26
48,994	e	iShares Russell 3000 Index Fund	4,723
8,680	e	Janus Capital Group, Inc	74
822		JMP Group, Inc	5
173,080		JPMorgan Chase & Co	9,137
1,010	e	KCAP Financial, Inc	11
7,773	*	Knight Capital Group, Inc (Class A)	28
5,033	*	Ladenburg Thalmann Financial Services, Inc	8
5,874		Lazard Ltd (Class A)	189
5,079		Legg Mason, Inc	158
13,559		Leucadia National Corp	356
2,588		LPL Financial Holdings, Inc	98
1,604	e	Main Street Capital Corp	44

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

671		Manning & Napier, Inc	$12
1,771		MarketAxess Holdings, Inc	83
418		Marlin Business Services Corp	10
3,668		MCG Capital Corp	19
872		Medallion Financial Corp	12
594		Medley Capital Corp	8
8,910		Moody’s Corp	543
69,726		Morgan Stanley	1,703
5,906	*	MSCI, Inc (Class A)	197
1,094		MVC Capital, Inc	14
5,098		Nasdaq Stock Market, Inc	167
1,077		Nelnet, Inc (Class A)	39
1,620	*,m	Netspend Holdings, Inc	26
581	e	New Mountain Finance Corp	8
959	*	NewStar Financial, Inc	13
1,181		NGP Capital Resources Co	7
489		Nicholas Financial, Inc	7
9,929		Northern Trust Corp	575
11,127		NYSE Euronext	461
448		Oppenheimer Holdings, Inc	9
455		PennantPark Floating Rate Capital Ltd	6
3,016		PennantPark Investment Corp	33
2,595	*	PHH Corp	53
1,198	*	Pico Holdings, Inc	25
935	*	Piper Jaffray Cos	30
832	*	Portfolio Recovery Associates, Inc	128
11,137	e	Prospect Capital Corp	120
5,235		Raymond James Financial, Inc	225
231	*	Regional Management Corp	6
606		Resource America, Inc (Class A)	5
1,299	*	Safeguard Scientifics, Inc	21
6,909		SEI Investments Co	196
20,350		SLM Corp	465
2,044		Solar Capital Ltd	47
375		Solar Senior Capital Ltd	7
20,918		State Street Corp	1,364
537		Stellus Capital Investment Corp	8
3,142	*	Stifel Financial Corp	112
1,726	*	SWS Group, Inc	9
11,878		T Rowe Price Group, Inc	869
1,198		TCP Capital Corp	20
10,647		TD Ameritrade Holding Corp	259
1,197		THL Credit, Inc	18
2,416	e	TICC Capital Corp	23
1,314		Triangle Capital Corp	36
265	*	Virtus Investment Partners, Inc	47
4,202		Waddell & Reed Financial, Inc (Class A)	183
1,683		Walter Investment Management Corp	57
322		Westwood Holdings Group, Inc	14
321		WhiteHorse Finance, Inc	5
4,611	*	WisdomTree Investments, Inc	53
501	*,e	World Acceptance Corp	44

		TOTAL DIVERSIFIED FINANCIALS	56,136

ENERGY - 9.4%
4,200	*,e	Abraxas Petroleum Corp	9
99		Adams Resources & Energy, Inc	7
783		Alon USA Energy, Inc	11
9,079	*	Alpha Natural Resources, Inc	48
885	*,e	Amyris Biotechnologies, Inc	3
22,964		Anadarko Petroleum Corp	1,973
17,940		Apache Corp	1,504

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

460	*	APCO Argentina, Inc	$5
1,605	*,e	Approach Resources, Inc	39
9,903	e	Arch Coal, Inc	37
2,622	*	Atwood Oceanics, Inc	136
20,227		Baker Hughes, Inc	933
1,205	*,e	Basic Energy Services, Inc	15
2,406		Berry Petroleum Co (Class A)	102
2,221	*,e	Bill Barrett Corp	45
411		Bolt Technology Corp	7
1,110	*	Bonanza Creek Energy, Inc	39
4,811	*,e	BPZ Energy, Inc	9
1,671		Bristow Group, Inc	109
2,159	*,e	C&J Energy Services, Inc	42
9,652		Cabot Oil & Gas Corp	685
4,578	*,e	Cal Dive International, Inc	9
1,294	*	Callon Petroleum Co	4
11,412	*	Cameron International Corp	698
905	e	CARBO Ceramics, Inc	61
1,963	*	Carrizo Oil & Gas, Inc	56
10,928	*	Cheniere Energy, Inc	303
26,550		Chesapeake Energy Corp	541
88,807		Chevron Corp	10,509
3,956		Cimarex Energy Co	257
326	*	Clayton Williams Energy, Inc	14
3,211	*,e	Clean Energy Fuels Corp	42
2,429	*	Cloud Peak Energy, Inc	40
12,599	*	Cobalt International Energy, Inc	335
2,095		Comstock Resources, Inc	33
4,798	*	Concho Resources, Inc	402
55,989		ConocoPhillips	3,387
10,477		Consol Energy, Inc	284
582		Contango Oil & Gas Co	20
1,956	*,e	Continental Resources, Inc	168
1,064	*	Crimson Exploration, Inc	3
2,304		Crosstex Energy, Inc	46
762		CVR Energy, Inc	36
4,444	*,m	CVR Energy, Inc (Contingent value right)	0	^
378	*	Dawson Geophysical Co	14
1,604		Delek US Holdings, Inc	46
17,082	*	Denbury Resources, Inc	296
18,598	*	Devon Energy Corp	965
3,060		Diamond Offshore Drilling, Inc	210
810	*	Diamondback Energy, Inc	27
3,486	*	Dresser-Rand Group, Inc	209
1,850	*	Dril-Quip, Inc	167
1,677	*	Emerald Oil, Inc	11
1,867	*,e	Endeavour International Corp	7
3,245		Energen Corp	170
3,651		Energy XXI Bermuda Ltd	81
12,459		EOG Resources, Inc	1,641
1,505	*	EPL Oil & Gas, Inc	44
619		Equal Energy Ltd	2
6,817		Equitable Resources, Inc	541
891	*	Era Group, Inc	23
668	*	Evolution Petroleum Corp	7
5,972	e	EXCO Resources, Inc	46
2,632	*	Exterran Holdings, Inc	74
203,727	d	Exxon Mobil Corp	18,407
10,858	*	FMC Technologies, Inc	605
5,689	*	Forest Oil Corp	23
1,662	*	Forum Energy Technologies, Inc	51
2,722	*,e	Frontline Ltd	5
2,612	*,e	FX Energy, Inc	8

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,114		GasLog Ltd	$14
2,282	*	Gastar Exploration Ltd	6
626	*	Geospace Technologies Corp	43
933	*,e	Global Geophysical Services, Inc	4
2,014	e	Golar LNG Ltd	64
1,342	*,e	Goodrich Petroleum Corp	17
827	*	Green Plains Renewable Energy, Inc	11
727		Gulf Island Fabrication, Inc	14
1,158		Gulfmark Offshore, Inc	52
3,550	*	Gulfport Energy Corp	167
9,527	*,e	Halcon Resources Corp	54
42,687		Halliburton Co	1,781
4,809	*	Helix Energy Solutions Group, Inc	111
4,343		Helmerich & Payne, Inc	271
6,596	*	Hercules Offshore, Inc	46
14,046		Hess Corp	934
9,293		Holly Corp	398
1,645	*	Hornbeck Offshore Services, Inc	88
6,522	*	ION Geophysical Corp	39
61	*	Isramco, Inc	6
6,174	*	Key Energy Services, Inc	37
30,324		Kinder Morgan, Inc	1,157
1,322	*,e	KiOR, Inc (Class A)	8
1,036		Knightsbridge Tankers Ltd	8
12,776	*	Kodiak Oil & Gas Corp	114
4,626	*	Kosmos Energy LLC	47
1,355	*	L&L Energy, Inc	5
1,792	*	Laredo Petroleum Holdings, Inc	37
1,590		Lufkin Industries, Inc	141
7,113	*,e	Magnum Hunter Resources Corp	26
32,303		Marathon Oil Corp	1,117
14,913		Marathon Petroleum Corp	1,060
2,194	*	Matador Resources Co	26
1,193	*	Matrix Service Co	19
10,797	*	McDermott International, Inc	88
1,188	*	Midstates Petroleum Co, Inc	6
738	*,e	Miller Petroleum, Inc	3
507	*	Mitcham Industries, Inc	9
8,774		Murphy Oil Corp	534
13,473		Nabors Industries Ltd	206
19,587		National Oilwell Varco, Inc	1,350
561	*	Natural Gas Services Group, Inc	13
6,541	*	Newfield Exploration Co	156
3,910	*	Newpark Resources, Inc	43
16,419		Noble Energy, Inc	986
2,356	e	Nordic American Tanker Shipping	18
3,091	*,e	Northern Oil And Gas, Inc	41
6,458	*,e	Nuverra Environmental Solutions, Inc	19
4,276	*	Oasis Petroleum, Inc	166
36,894		Occidental Petroleum Corp	3,292
5,264		Oceaneering International, Inc	380
2,517	*	Oil States International, Inc	233
324		Panhandle Oil and Gas, Inc (Class A)	9
5,410	*	Parker Drilling Co	27
6,713		Patterson-UTI Energy, Inc	130
1,108	e	PBF Energy, Inc	29
1,390	*	PDC Energy, Inc	72
12,370		Peabody Energy Corp	181
2,491		Penn Virginia Corp	12
2,768	*	Petroquest Energy, Inc	11
620	*	PHI, Inc	21
28,400		Phillips 66	1,673
2,681	*	Pioneer Energy Services Corp	18

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,188		Pioneer Natural Resources Co	$896
8,195		Questar Market Resources, Inc	228
5,806	*,e	Quicksilver Resources, Inc	10
7,467		Range Resources Corp	577
970	*	Renewable Energy Group, Inc	14
3,121	*	Resolute Energy Corp	25
2,049	*	Rex Energy Corp	36
303	*	Rex Stores Corp	9
611	*	RigNet, Inc	16
2,586	*	Rosetta Resources, Inc	110
5,786	*	Rowan Cos plc	197
3,162	e	RPC, Inc	44
1,290	*,e	Sanchez Energy Corp	30
22,601	*,e	SandRidge Energy, Inc	108
61,021		Schlumberger Ltd	4,373
7,391		Scorpio Tankers, Inc	66
891		SEACOR Holdings, Inc	74
16,184	*	Seadrill Ltd	659
2,014		SemGroup Corp	108
2,365	e	Ship Finance International Ltd	35
2,191	*,e	Solazyme, Inc	26
16,101	*	Southwestern Energy Co	588
30,571		Spectra Energy Corp	1,053
2,953		St. Mary Land & Exploration Co	177
2,334	*	Stone Energy Corp	51
7,302	*	Superior Energy Services	189
2,133	*	Swift Energy Co	26
1,789	*	Synergy Resources Corp	13
1,406		Targa Resources Investments, Inc	90
1,746	e	Teekay Corp	71
2,124	e	Teekay Tankers Ltd (Class A)	6
1,600	*	Tesco Corp	21
6,251		Tesoro Corp	327
3,896	*	Tetra Technologies, Inc	40
732		TGC Industries, Inc	6
2,198		Tidewater, Inc	125
2,211	*	Triangle Petroleum Corp	15
7,062	*,e	Ultra Petroleum Corp	140
2,246	*	Unit Corp	96
2,636	*,e	Uranium Energy Corp	5
5,684	*	Ur-Energy, Inc	8
2,578	*	Vaalco Energy, Inc	15
25,020		Valero Energy Corp	870
9,477	*	Vantage Drilling Co	19
1,693		W&T Offshore, Inc	24
3,436	*	Warren Resources, Inc	9
2,492	e	Western Refining, Inc	70
510	*	Westmoreland Coal Co	6
5,396	*	Whiting Petroleum Corp	249
2,126	*	Willbros Group, Inc	13
31,596		Williams Cos, Inc	1,026
3,501		World Fuel Services Corp	140
9,159	*	WPX Energy, Inc	173
1,256	*,e	ZaZa Energy Corp	1

		TOTAL ENERGY	77,637

FOOD & STAPLES RETAILING - 2.0%
856		Andersons, Inc	45
66		Arden Group, Inc (Class A)	7
1,705		Casey’s General Stores, Inc	103
521	*	Chefs’ Warehouse Holdings, Inc	9
19,980		Costco Wholesale Corp	2,209

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

56,065		CVS Corp	$3,206
715	*	Fairway Group Holdings Corp	17
1,879	*	Fresh Market, Inc	93
1,944		Harris Teeter Supermarkets, Inc	91
700		Ingles Markets, Inc (Class A)	18
23,822		Kroger Co	823
656		Nash Finch Co	14
345	*	Natural Grocers by Vitamin C	11
1,214	*	Pantry, Inc	15
882		Pricesmart, Inc	77
33,174	*,e	Rite Aid Corp	95
1,140	e	Roundy’s, Inc	9
10,909		Safeway, Inc	258
1,022		Spartan Stores, Inc	19
9,250	*,e	Supervalu, Inc	58
831	*	Susser Holdings Corp	40
27,176		Sysco Corp	928
2,264	*	United Natural Foods, Inc	122
292		Village Super Market (Class A)	10
43,385		Walgreen Co	1,918
73,738		Wal-Mart Stores, Inc	5,493
145		Weis Markets, Inc	7
16,986		Whole Foods Market, Inc	874

		TOTAL FOOD & STAPLES RETAILING	16,569

FOOD, BEVERAGE & TOBACCO - 5.0%
136		Alico, Inc	5
3,943	*	Alliance One International, Inc	15
91,967		Altria Group, Inc	3,218
443	*,e	Annie’s, Inc	19
30,170		Archer Daniels Midland Co	1,023
2,348		B&G Foods, Inc (Class A)	80
7,363		Beam, Inc	465
387	*,e	Boston Beer Co, Inc (Class A)	66
2,588	*,e	Boulder Brands, Inc	31
6,911		Brown-Forman Corp (Class B)	467
6,740		Bunge Ltd	477
555	e	Calavo Growers, Inc	15
682		Cal-Maine Foods, Inc	32
8,041		Campbell Soup Co	360
2,584	*	Chiquita Brands International, Inc	28
263		Coca-Cola Bottling Co Consolidated	16
175,144		Coca-Cola Co	7,025
12,555		Coca-Cola Enterprises, Inc	441
19,097		ConAgra Foods, Inc	667
6,907	*	Constellation Brands, Inc (Class A)	360
5,403	*	Darling International, Inc	101
8,758	*	Dean Foods Co	88
1,154	*,e	Diamond Foods, Inc	24
2,337	*	Dole Food Co, Inc	30
9,345		Dr Pepper Snapple Group, Inc	429
288	*	Farmer Bros Co	4
7,843		Flowers Foods, Inc	173
1,850		Fresh Del Monte Produce, Inc	52
29,521		General Mills, Inc	1,433
6,766	*,e	Green Mountain Coffee Roasters, Inc	508
149		Griffin Land & Nurseries, Inc (Class A)	4
1,798	*	Hain Celestial Group, Inc	117
6,867		Hershey Co	613
5,722		Hillshire Brands Co	189
6,132		Hormel Foods Corp	237
3,512		Ingredion, Inc	230

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

599		J&J Snack Foods Corp	$47
4,911		J.M. Smucker Co	507
368		John B. Sanfilippo & Son, Inc	7
11,570		Kellogg Co	743
27,175		Kraft Foods Group, Inc	1,518
818		Lancaster Colony Corp	64
2,170		Lance, Inc	62
179		Lifeway Foods, Inc	3
443		Limoneira Co	9
17,289		Lorillard, Inc	755
5,953		McCormick & Co, Inc	419
9,276		Mead Johnson Nutrition Co	735
6,394		Molson Coors Brewing Co (Class B)	306
81,711		Mondelez International, Inc	2,331
6,326	*	Monster Beverage Corp	384
621		National Beverage Corp	11
996	*	Omega Protein Corp	9
70,807		PepsiCo, Inc	5,791
74,892		Philip Morris International, Inc	6,487
2,936	*	Pilgrim’s Pride Corp	44
1,527		Pinnacle Foods, Inc	37
1,328	*	Post Holdings, Inc	58
14,430		Reynolds American, Inc	698
1,050		Sanderson Farms, Inc	70
13		Seaboard Corp	35
365	*	Seneca Foods Corp	11
6,356	*	Smithfield Foods, Inc	208
889	*,e	Synutra International, Inc	4
906	e	Tootsie Roll Industries, Inc	29
1,662	*	TreeHouse Foods, Inc	109
12,816		Tyson Foods, Inc (Class A)	329
1,067	e	Universal Corp	62
2,639	e	Vector Group Ltd	43
5,778	*,e	WhiteWave Foods Co (Class A)	94

		TOTAL FOOD, BEVERAGE & TOBACCO	41,061

HEALTH CARE EQUIPMENT & SERVICES - 4.5%
1,018		Abaxis, Inc	48
71,373		Abbott Laboratories	2,489
1,811	*,e	Abiomed, Inc	39
1,625	*	Acadia Healthcare Co, Inc	54
2,682	*,e	Accretive Health, Inc	29
3,073	*,e	Accuray, Inc	18
255	*	Addus HomeCare Corp	5
17,322		Aetna, Inc	1,101
1,872	e	Air Methods Corp	63
3,481	*	Align Technology, Inc	129
253	*	Alliance HealthCare Services, Inc	4
8,310	*	Allscripts Healthcare Solutions, Inc	108
380		Almost Family, Inc	7
2,729	*	Alphatec Holdings, Inc	6
1,533	*	Amedisys, Inc	18
11,110		AmerisourceBergen Corp	620
2,008	*	AMN Healthcare Services, Inc	29
1,528	*	Amsurg Corp	54
558		Analogic Corp	41
1,310	*	Angiodynamics, Inc	15
566	*	Anika Therapeutics, Inc	10
5,177	*,e	Antares Pharma, Inc	22
1,336	*	Arthrocare Corp	46
1,106		Assisted Living Concepts, Inc (A Shares)	13
1,737	*,e	athenahealth, Inc	147

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

716	*	AtriCure, Inc	$7
86		Atrion Corp	19
3,851		Bard (C.R.), Inc	419
24,821		Baxter International, Inc	1,719
8,892		Becton Dickinson & Co	879
1,359	*	Biolase Technology, Inc	5
1,119	*,e	Bio-Reference Labs, Inc	32
2,663	*	BioScrip, Inc	44
61,768	*	Boston Scientific Corp	573
4,539	*	Brookdale Senior Living, Inc	120
1,066		Cantel Medical Corp	36
1,396	*	Capital Senior Living Corp	33
15,651		Cardinal Health, Inc	739
977	*	Cardiovascular Systems, Inc	21
10,058	*	CareFusion Corp	371
9,620	*	Catamaran Corp	469
2,518	*	Centene Corp	132
6,794	*	Cerner Corp	653
3,181	*,e	Cerus Corp	14
859	e	Chemed Corp	62
671	*	Chindex International, Inc	11
13,063		Cigna Corp	947
4,283		Community Health Systems, Inc	201
590		Computer Programs & Systems, Inc	29
1,595		Conmed Corp	50
2,129		Cooper Cos, Inc	253
934	*	Corvel Corp	27
21,541		Covidien plc	1,354
1,273	*	Cross Country Healthcare, Inc	7
1,413		CryoLife, Inc	9
640	*	Cutera, Inc	6
1,243	*	Cyberonics, Inc	65
796	*	Cynosure, Inc (Class A)	21
4,216	*	DaVita, Inc	509
6,571		Dentsply International, Inc	269
611	*	Derma Sciences, Inc	8
3,382	*	DexCom, Inc	76
5,364	*	Edwards Lifesciences Corp	360
1,829	*	Emeritus Corp	42
2,887	*	Endologix, Inc	38
895		Ensign Group, Inc	31
408	*	Exactech, Inc	8
1,376	*	ExamWorks Group, Inc	29
37,488	*	Express Scripts Holding Co	2,313
1,637	*	Five Star Quality Care, Inc	9
1,359	*	GenMark Diagnostics, Inc	14
1,497	*	Gentiva Health Services, Inc	15
1,923	*	Globus Medical, Inc	32
1,091	*	Greatbatch, Inc	36
395	*,e	Greenway Medical Technologies	5
2,338	*	Haemonetics Corp	97
1,683	*	Hanger Orthopedic Group, Inc	53
12,251		HCA Holdings, Inc	442
12,404	*	Health Management Associates, Inc (Class A)	195
3,620	*	Health Net, Inc	115
4,003	*	Healthsouth Corp	115
797	*	HealthStream, Inc	20
1,788	*	Healthways, Inc	31
752	*,e	HeartWare International, Inc	71
3,991	*	Henry Schein, Inc	382
2,734		Hill-Rom Holdings, Inc	92
4,287	*	HMS Holdings Corp	100
12,260	*	Hologic, Inc	237

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

7,211		Humana, Inc	$608
604	*	ICU Medical, Inc	44
2,544	*	Idexx Laboratories, Inc	228
2,452	*	Insulet Corp	77
1,114	*	Integra LifeSciences Holdings Corp	41
1,838	*	Intuitive Surgical, Inc	931
1,548		Invacare Corp	22
4,017	*	Inverness Medical Innovations, Inc	98
769	*	IPC The Hospitalist Co, Inc	39
2,539	*	Kindred Healthcare, Inc	33
4,251	*	Laboratory Corp of America Holdings	426
498		Landauer, Inc	24
735	*	LHC Group, Inc	14
2,226	*	LifePoint Hospitals, Inc	109
1,235	*	Magellan Health Services, Inc	69
1,958	*,e	MAKO Surgical Corp	24
2,657		Masimo Corp	56
10,376		McKesson Corp	1,188
2,778	*	MedAssets, Inc	49
655	*	Medical Action Industries, Inc	5
1,217	*	Medidata Solutions, Inc	94
46,524		Medtronic, Inc	2,395
2,504	*	Merge Healthcare, Inc	9
1,883	e	Meridian Bioscience, Inc	40
1,836	*	Merit Medical Systems, Inc	20
1,450	*	Molina Healthcare, Inc	54
620	*	MWI Veterinary Supply, Inc	76
516		National Healthcare Corp	25
357	*	National Research Corp	6
1,662	*	Natus Medical, Inc	23
1,314	*	Neogen Corp	73
4,406	*,e	Neoprobe Corp	12
2,136	*	NuVasive, Inc	53
2,725	*	NxStage Medical, Inc	39
4,802		Omnicare, Inc	229
1,729	*	Omnicell, Inc	36
2,901	*	OraSure Technologies, Inc	11
1,010	*	Orthofix International NV	27
2,906	e	Owens & Minor, Inc	98
4,009		Patterson Cos, Inc	151
2,303	*	Pediatrix Medical Group, Inc	211
1,348	*	PharMerica Corp	19
626	*,e	PhotoMedex, Inc	10
495	*	Providence Service Corp	14
1,960		Quality Systems, Inc	37
7,234		Quest Diagnostics, Inc	439
1,220	*,e	Quidel Corp	31
6,520	e	Resmed, Inc	294
490	*	Rochester Medical Corp	7
1,891	*	Rockwell Medical Technologies, Inc	7
3,216	*	RTI Biologics, Inc	12
2,500		Select Medical Holdings Corp	20
2,518	*	Sirona Dental Systems, Inc	166
973	*	Skilled Healthcare Group, Inc (Class A)	6
3,016	*	Solta Medical, Inc	7
1,958	*	Spectranetics Corp	37
12,746		St. Jude Medical, Inc	582
1,741	*	Staar Surgical Co	18
2,595		STERIS Corp	111
14,382		Stryker Corp	930
900	*	SurModics, Inc	18
1,974	*	Symmetry Medical, Inc	17
3,153	*	Team Health Holdings, Inc	129

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,197	*	TearLab Corp	$13
1,782		Teleflex, Inc	138
4,726	*	Tenet Healthcare Corp	218
2,569	*	Thoratec Corp	80
1,214	*	Tornier BV	21
463	*	Triple-S Management Corp (Class B)	10
3,641	*,e	Unilife Corp	12
46,703		UnitedHealth Group, Inc	3,058
1,661		Universal American Corp	15
4,061		Universal Health Services, Inc (Class B)	272
549		US Physical Therapy, Inc	15
149		Utah Medical Products, Inc	8
1,585	*	Vanguard Health Systems, Inc	33
4,964	*	Varian Medical Systems, Inc	335
937	*	Vascular Solutions, Inc	14
3,661	*	VCA Antech, Inc	95
960	*	Vocera Communications, Inc	14
2,758	*	Volcano Corp	50
1,994	*	WellCare Health Plans, Inc	111
13,751		WellPoint, Inc	1,125
1,588		West Pharmaceutical Services, Inc	112
2,200	*	Wright Medical Group, Inc	58
821	*,e	Zeltiq Aesthetics, Inc	5
7,709		Zimmer Holdings, Inc	578

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	37,254

HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
19,842		Avon Products, Inc	417
1,891	*	Central Garden and Pet Co (Class A)	13
6,333		Church & Dwight Co, Inc	391
5,984		Clorox Co	497
42,857		Colgate-Palmolive Co	2,455
1,181	*	Elizabeth Arden, Inc	53
2,852		Energizer Holdings, Inc	287
10,601		Estee Lauder Cos (Class A)	697
867		Female Health Co	9
262	*	Harbinger Group, Inc	2
4,211	e	Herbalife Ltd	190
735		Inter Parfums, Inc	21
17,613		Kimberly-Clark Corp	1,711
5,295	*	Lifevantage Corp	12
721	*	Medifast, Inc	19
537		Nature’s Sunshine Products, Inc	9
2,633		Nu Skin Enterprises, Inc (Class A)	161
602		Nutraceutical International Corp	12
255		Oil-Dri Corp of America	7
289		Orchids Paper Products Co	8
2,523	*	Prestige Brands Holdings, Inc	74
125,652		Procter & Gamble Co	9,674
575	*	Revlon, Inc (Class A)	13
990		Spectrum Brands, Inc	56
5,814	*,e	Star Scientific, Inc	8
312	*,e	USANA Health Sciences, Inc	23
704		WD-40 Co	38

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	16,857

INSURANCE - 4.3%
15,518		ACE Ltd	1,389
21,354		Aflac, Inc	1,241
772	*	Alleghany Corp	296
1,767		Allied World Assurance Co Holdings Ltd	162
21,468		Allstate Corp	1,033

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

220	*	AMBAC Financial Group, Inc	$5
3,620		American Equity Investment Life Holding Co	57
3,560		American Financial Group, Inc	174
67,403	*	American International Group, Inc	3,013
355		American National Insurance Co	35
447	*	American Safety Insurance Holdings Ltd	13
915		Amerisafe, Inc	30
1,319	e	Amtrust Financial Services, Inc	47
14,152		Aon plc	911
6,213	*	Arch Capital Group Ltd	319
1,367		Argo Group International Holdings Ltd	58
5,795		Arthur J. Gallagher & Co	253
3,124		Aspen Insurance Holdings Ltd	116
3,641		Assurant, Inc	185
7,819		Assured Guaranty Ltd	173
4,657		Axis Capital Holdings Ltd	213
422		Baldwin & Lyons, Inc (Class B)	10
82,406	*	Berkshire Hathaway, Inc (Class B)	9,223
5,834		Brown & Brown, Inc	188
12,079		Chubb Corp	1,023
6,937		Cincinnati Financial Corp	318
2,162	*,e	Citizens, Inc (Class A)	13
1,391		CNA Financial Corp	45
11,225		Conseco, Inc	145
1,190		Crawford & Co (Class B)	7
406		Donegal Group, Inc (Class A)	6
309		Eastern Insurance Holdings, Inc	6
844	*	eHealth, Inc	19
168		EMC Insurance Group, Inc	4
1,647		Employers Holdings, Inc	40
1,980		Endurance Specialty Holdings Ltd	102
413	*	Enstar Group Ltd	55
1,205		Erie Indemnity Co (Class A)	96
2,291		Everest Re Group Ltd	294
441		FBL Financial Group, Inc (Class A)	19
10,562		Fidelity National Title Group, Inc (Class A)	251
4,970		First American Financial Corp	110
23,572	*	Genworth Financial, Inc (Class A)	269
1,299	*	Greenlight Capital Re Ltd (Class A)	32
368	*	Hallmark Financial Services	3
2,022		Hanover Insurance Group, Inc	99
20,670		Hartford Financial Services Group, Inc	639
4,524		HCC Insurance Holdings, Inc	195
366		HCI Group, Inc	11
2,683	*	Hilltop Holdings, Inc	44
1,816		Horace Mann Educators Corp	44
392		Independence Holding Co	5
632		Infinity Property & Casualty Corp	38
18		Investors Title Co	1
212		Kansas City Life Insurance Co	8
2,516		Kemper Corp	86
13,254		Lincoln National Corp	483
14,433		Loews Corp	641
2,294		Maiden Holdings Ltd	26
632	*	Markel Corp	333
25,244		Marsh & McLennan Cos, Inc	1,008
6,479	*,e	MBIA, Inc	86
2,307		Meadowbrook Insurance Group, Inc	19
1,373		Mercury General Corp	60
39,619		Metlife, Inc	1,813
2,117		Montpelier Re Holdings Ltd	53
2,320	*	National Financial Partners Corp	59
224		National Interstate Corp	7

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

106		National Western Life Insurance Co (Class A)	$20
470	*	Navigators Group, Inc	27
12,542		Old Republic International Corp	161
1,061		OneBeacon Insurance Group Ltd (Class A)	15
2,740		PartnerRe Ltd	248
272	*	Phoenix Cos, Inc	12
1,520		Platinum Underwriters Holdings Ltd	87
2,608		Primerica, Inc	98
13,440		Principal Financial Group	503
2,826		ProAssurance Corp	147
27,785		Progressive Corp	706
3,883		Protective Life Corp	149
21,252		Prudential Financial, Inc	1,552
3,326		Reinsurance Group of America, Inc (Class A)	230
2,166		RenaissanceRe Holdings Ltd	188
972		RLI Corp	74
678		Safety Insurance Group, Inc	33
2,700		Selective Insurance Group, Inc	62
2,034		Stancorp Financial Group, Inc	101
913		State Auto Financial Corp	17
1,090		Stewart Information Services Corp	29
3,790		Symetra Financial Corp	61
4,327		Torchmark Corp	282
2,111		Tower Group International Ltd	43
17,405		Travelers Cos, Inc	1,391
417	*	United America Indemnity Ltd	10
1,337		United Fire & Casualty Co	33
1,340		Universal Insurance Holdings, Inc	10
12,588		UnumProvident Corp	370
4,375		Validus Holdings Ltd	158
5,001		W.R. Berkley Corp	204
283		White Mountains Insurance Group Ltd	163
13,437		XL Capital Ltd	407

		TOTAL INSURANCE	35,350

MATERIALS - 3.6%
1,430		A. Schulman, Inc	38
428	*	ADA-ES, Inc	18
226	*	AEP Industries, Inc	17
9,544		Air Products & Chemicals, Inc	874
2,996		Airgas, Inc	286
5,809	*,e	AK Steel Holding Corp	18
4,028		Albemarle Corp	251
48,991		Alcoa, Inc	383
5,011		Allegheny Technologies, Inc	132
4,499	*	Allied Nevada Gold Corp	29
1,252		AMCOL International Corp	40
94	*	American Pacific Corp	3
1,339		American Vanguard Corp	31
3,092		Aptargroup, Inc	171
970	*	Arabian American Development Co	8
3,647		Ashland, Inc	305
3,223		Axiall Corp	137
1,365		Balchem Corp	61
6,811		Ball Corp	283
4,708		Bemis Co, Inc	184
2,317	*	Berry Plastics Group, Inc	51
559	*	Boise Cascade Co	14
4,633		Boise, Inc	40
986		Brush Engineered Materials, Inc	27
1,757		Buckeye Technologies, Inc	65
2,920		Cabot Corp	109
2,460	*	Calgon Carbon Corp	41

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,161		Carpenter Technology Corp	$97
799	*,e	Castle (A.M.) & Co	13
7,145		Celanese Corp (Series A)	320
2,103	*	Century Aluminum Co	20
2,714		CF Industries Holdings, Inc	465
340		Chase Corp	8
4,115	*	Chemtura	84
1,060	*	Clearwater Paper Corp	50
6,967	e	Cliffs Natural Resources, Inc	113
4,249	*	Coeur d’Alene Mines Corp	57
5,382		Commercial Metals Co	79
1,529		Compass Minerals International, Inc	129
6,593	*	Crown Holdings, Inc	271
1,920		Cytec Industries, Inc	141
507		Deltic Timber Corp	29
1,514		Domtar Corp	101
55,391		Dow Chemical Co	1,782
42,145		Du Pont (E.I.) de Nemours & Co	2,213
2,311		Eagle Materials, Inc	153
7,092		Eastman Chemical Co	497
12,009		Ecolab, Inc	1,023
3,191	*	Ferro Corp	22
2,562	*	Flotek Industries, Inc	46
6,234		FMC Corp	381
47,357		Freeport-McMoRan Copper & Gold, Inc (Class B)	1,308
954		FutureFuel Corp	14
2,908	*,e	General Moly, Inc	5
2,058		Glatfelter	52
2,943		Globe Specialty Metals, Inc	32
1,426	e	Gold Resource Corp	12
9,370	*	Graphic Packaging Holding Co	73
1,531		Greif, Inc (Class A)	81
2,306		H.B. Fuller Co	87
459		Hawkins, Inc	18
501		Haynes International, Inc	24
3,320	*	Headwaters, Inc	29
14,157	e	Hecla Mining Co	42
2,056	*	Horsehead Holding Corp	26
8,503		Huntsman Corp	141
1,000		Innophos Holdings, Inc	47
1,128		Innospec, Inc	45
3,724		International Flavors & Fragrances, Inc	280
20,363		International Paper Co	902
2,641	e	Intrepid Potash, Inc	50
804		Kaiser Aluminum Corp	50
1,872		Kapstone Paper and Packaging Corp	75
329		KMG Chemicals, Inc	7
952		Koppers Holdings, Inc	36
1,610	*	Kraton Polymers LLC	34
1,114	e	Kronos Worldwide, Inc	18
1,289	*	Landec Corp	17
6,361	*	Louisiana-Pacific Corp	94
901	*	LSB Industries, Inc	27
18,492		LyondellBasell Industries AF S.C.A	1,225
2,108		Martin Marietta Materials, Inc	207
8,015		MeadWestvaco Corp	273
3,984	*,e	Midway Gold Corp	4
1,603		Minerals Technologies, Inc	66
5,699	*,e	Molycorp, Inc	35
24,442		Monsanto Co	2,415
13,763		Mosaic Co	741
1,307		Myers Industries, Inc	20
743		Neenah Paper, Inc	24

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

426		NewMarket Corp	$112
22,710		Newmont Mining Corp	680
1,121		Noranda Aluminium Holding Corp	4
14,897		Nucor Corp	645
3,679		Olin Corp	88
529		Olympic Steel, Inc	13
1,452	*	OM Group, Inc	45
2,250	*	Omnova Solutions, Inc	18
7,590	*	Owens-Illinois, Inc	211
4,498		Packaging Corp of America	220
5,999	*,e	Paramount Gold and Silver Corp	7
4,551		PolyOne Corp	113
6,532		PPG Industries, Inc	956
13,540		Praxair, Inc	1,559
610		Quaker Chemical Corp	38
3,513		Reliance Steel & Aluminum Co	230
11,466		Rentech, Inc	24
2,728	*,e	Resolute Forest Products	36
3,241		Rock-Tenn Co (Class A)	324
3,377		Rockwood Holdings, Inc	216
2,938		Royal Gold, Inc	124
6,079		RPM International, Inc	194
1,496	*	RTI International Metals, Inc	41
1,183		Schnitzer Steel Industries, Inc (Class A)	28
1,432		Schweitzer-Mauduit International, Inc	71
2,024	e	Scotts Miracle-Gro Co (Class A)	98
8,564		Sealed Air Corp	205
2,061		Sensient Technologies Corp	83
4,071		Sherwin-Williams Co	719
5,468		Sigma-Aldrich Corp	439
2,060		Silgan Holdings, Inc	97
4,578		Sonoco Products Co	158
7,399		Southern Copper Corp (NY)	204
10,230		Steel Dynamics, Inc	153
834		Stepan Co	46
5,644	*,e	Stillwater Mining Co	61
2,967	*	SunCoke Energy, Inc	42
3,933	*	Tahoe Resources, Inc	56
557	*	Taminco Corp	11
1,000	*,e	Texas Industries, Inc	65
1,164		Tredegar Corp	30
260	*	UFP Technologies, Inc	5
66	*	United States Lime & Minerals, Inc	3
6,590	e	United States Steel Corp	116
391	*	Universal Stainless & Alloy	12
482	*	US Concrete, Inc	8
910	e	US Silica Holdings Inc	19
4,083		Valspar Corp	264
5,949		Vulcan Materials Co	288
2,588	e	Walter Energy, Inc	27
2,354		Wausau Paper Corp	27
893		Westlake Chemical Corp	86
297	*	WHX Corp	5
2,539		Worthington Industries, Inc	81
3,473	*	WR Grace & Co	292
1,145		Zep, Inc	18
1,261	*,e	Zoltek Cos, Inc	16

		TOTAL MATERIALS	30,077

MEDIA - 3.7%
176	*	AH Belo Corp (Class A)	1
2,757	*	AMC Networks, Inc	180
1,414		Arbitron, Inc	66

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,724		Belo (A.H.) Corp (Class A)	$66
10,225		Cablevision Systems Corp (Class A)	172
852	*	Carmike Cinemas, Inc	16
28,098		CBS Corp (Class B)	1,373
3,461	*	Central European Media Enterprises Ltd (Class A) Nasdaq	11
2,939	*	Charter Communications, Inc	364
5,283		Cinemark Holdings, Inc	148
2,051		Clear Channel Outdoor Holdings, Inc (Class A)	15
120,203		Comcast Corp (Class A)	5,034
1,802	*,e	Crown Media Holdings, Inc (Class A)	4
3,368	*,e	Cumulus Media, Inc (Class A)	11
764	*	Dex Media, Inc	13
1,322	*,e	Digital Generation, Inc	10
23,912	*	DIRECTV	1,473
11,137	*	Discovery Communications, Inc (Class A)	860
9,552		DISH Network Corp (Class A)	406
3,294	*,e	DreamWorks Animation SKG, Inc (Class A)	85
1,252	*	Entercom Communications Corp (Class A)	12
2,637		Entravision Communications Corp (Class A)	16
1,412	*	EW Scripps Co (Class A)	22
354		Fisher Communications, Inc	15
10,481		Gannett Co, Inc	256
629	*	Global Sources Ltd	4
1,978	*	Gray Television, Inc	14
2,075		Harte-Hanks, Inc	18
408	*	Hemisphere Media Group, Inc	6
19,644		Interpublic Group of Cos, Inc	286
1,843		John Wiley & Sons, Inc (Class A)	74
2,807	*	Journal Communications, Inc (Class A)	21
3,750	*	Lamar Advertising Co (Class A)	163
17,711	*	Liberty Global plc (Class A)	1,312
4,623	*	Liberty Media Corp	586
1,294	*	Lin TV Corp (Class A)	20
3,701	*,e	Lions Gate Entertainment Corp	102
7,613	*	Live Nation, Inc	118
546		Loral Space & Communications, Inc	33
2,794	*	Madison Square Garden, Inc	166
1,522	e	Martha Stewart Living Omnimedia, Inc (Class A)	4
3,219	*,e	McClatchy Co (Class A)	7
12,558		McGraw-Hill Cos, Inc	668
1,288		MDC Partners, Inc	23
939	*	Media General, Inc (Class A)	10
1,642	e	Meredith Corp	78
949		Morningstar, Inc	74
2,714		National CineMedia, Inc	46
1,764	*	Navarre Corp	5
6,951	*	New York Times Co (Class A)	77
91,011		News Corp (Class A)	2,967
1,355		Nexstar Broadcasting Group, Inc (Class A)	48
11,764		Omnicom Group, Inc	740
490	*,e	ReachLocal, Inc	6
787	*	Reading International, Inc	5
4,340	e	Regal Entertainment Group (Class A)	78
475	*	Rentrak Corp	10
216		Saga Communications, Inc	10
1,212		Scholastic Corp	35
5,006		Scripps Networks Interactive (Class A)	334
2,960		Sinclair Broadcast Group, Inc (Class A)	87
141,453		Sirius XM Radio, Inc	474
5,113	*	Starz-Liberty Capital	113
17,108		Thomson Corp	557
13,325		Time Warner Cable, Inc	1,499
42,679		Time Warner, Inc	2,468

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,770	e	Valassis Communications, Inc	$44
22,211		Viacom, Inc (Class B)	1,511
82,464		Walt Disney Co	5,207
170		Washington Post Co (Class B)	82
1,281	e	World Wrestling Entertainment, Inc (Class A)	13

		TOTAL MEDIA	30,832

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.8%
72,574		AbbVie, Inc	3,000
3,224	*	Acadia Pharmaceuticals, Inc	59
528	*	Accelerate Diagnostics, Inc	4
961	*	AcelRx Pharmaceuticals, Inc	9
4,428	*	Achillion Pharmaceuticals, Inc	36
1,860	*	Acorda Therapeutics, Inc	61
5,862	*	Actavis, Inc	740
1,318	*	Aegerion Pharmaceuticals, Inc	84
3,307	*,e	Affymetrix, Inc	15
15,782		Agilent Technologies, Inc	675
2,860	*	Akorn, Inc	39
1,060	*	Albany Molecular Research, Inc	13
8,985	*	Alexion Pharmaceuticals, Inc	829
818	*	Alimera Sciences, Inc	4
5,915	*	Alkermes plc	170
13,569		Allergan, Inc	1,143
2,667	*	Alnylam Pharmaceuticals, Inc	83
1,109	*	AMAG Pharmaceuticals, Inc	25
34,416		Amgen, Inc	3,395
1,454	*,e	Amicus Therapeutics, Inc	3
1,022	*,e	Ampio Pharmaceuticals, Inc	6
1,178	*	Anacor Pharmaceuticals, Inc	7
9,609	*,e	Arena Pharmaceuticals, Inc	74
8,451	*	Ariad Pharmaceuticals, Inc	148
2,640	*	Arqule, Inc	6
5,359	*	Array Biopharma, Inc	24
4,424	*	Astex Pharmaceuticals	18
2,455	*	Auxilium Pharmaceuticals, Inc	41
6,354	*,e	AVANIR Pharmaceuticals, Inc	29
1,870	*	AVEO Pharmaceuticals, Inc	5
1,429	*	BioDelivery Sciences International, Inc	6
10,922	*	Biogen Idec, Inc	2,350
6,368	*	BioMarin Pharmaceuticals, Inc	355
935	*	Bio-Rad Laboratories, Inc (Class A)	105
1,108	*,e	Biotime, Inc	4
75,218		Bristol-Myers Squibb Co	3,362
5,008	*	Bruker BioSciences Corp	81
2,842	*	Cadence Pharmaceuticals, Inc	19
1,384	*	Cambrex Corp	19
19,115	*	Celgene Corp	2,235
4,964	*	Cell Therapeutics, Inc	5
3,687	*	Celldex Therapeutics, Inc	58
663	*	Cempra, Inc	5
3,195	*	Cepheid, Inc	110
2,363	*	Charles River Laboratories International, Inc	97
2,717	*	Chelsea Therapeutics International, Inc	6
1,103	*	ChemoCentryx, Inc	16
373	*	Chimerix, Inc	9
669	*	Clovis Oncology, Inc	45
1,326	*,e	Corcept Therapeutics, Inc	2
318	*	Cornerstone Therapeutics, Inc	3
992	*	Coronado Biosciences, Inc	9
2,467	*	Covance, Inc	188
3,018	*	Cubist Pharmaceuticals, Inc	146

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,574	*,e	Curis, Inc	$11
1,140	*	Cytokinetics, Inc	13
2,389	*	Cytori Therapeutics, Inc	6
7,690	*,e	Dendreon Corp	32
2,984	*	Depomed, Inc	17
587	*	Durata Therapeutics, Inc	4
4,970	*	Dyax Corp	17
5,402	*,e	Dynavax Technologies Corp	6
45,394		Eli Lilly & Co	2,230
1,234	*	Emergent Biosolutions, Inc	18
5,489	*	Endo Pharmaceuticals Holdings, Inc	202
1,449	*	Endocyte, Inc	19
2,632		Enzon Pharmaceuticals, Inc	5
270	*	Epizyme, Inc	8
2,928	*	Exact Sciences Corp	41
8,337	*,e	Exelixis, Inc	38
791	*	Fibrocell Science, Inc	5
989	*	Fluidigm Corp	17
12,210	*,m	Forest Laboratories, Inc	501
512	*	Furiex Pharmaceuticals Inc	17
3,544	*	Galena Biopharma, Inc	8
810	*	Genomic Health, Inc	26
6,445	*,e	Geron Corp	10
69,946	*	Gilead Sciences, Inc	3,582
971	*	GTx, Inc	6
3,942	*,e	Halozyme Therapeutics, Inc	31
1,104	*	Harvard Bioscience, Inc	5
458		Hi-Tech Pharmacal Co, Inc	15
1,073	*,e	Horizon Pharma, Inc	3
7,573	*	Hospira, Inc	290
400	*	Hyperion Therapeutics, Inc	9
3,653	*,e	Idenix Pharmaceuticals, Inc	13
5,845	*,e	Illumina, Inc	437
3,866	*,e	Immunogen, Inc	64
3,543	*,e	Immunomedics, Inc	19
3,148	*	Impax Laboratories, Inc	63
4,807	*,e	Incyte Corp	106
2,197	*,e	Infinity Pharmaceuticals, Inc	36
1,280	*	Insmed, Inc	15
287	*	Intercept Pharmaceuticals, Inc	13
3,671	*,e	InterMune, Inc	35
4,298	*,e	Ironwood Pharmaceuticals, Inc	43
5,202	*,e	Isis Pharmaceuticals, Inc	140
2,378	*	Jazz Pharmaceuticals plc	163
128,179		Johnson & Johnson	11,005
3,747	*,e	Keryx Biopharmaceuticals, Inc	28
464	*	KYTHERA Biopharmaceuticals, Inc	13
832	*	Lannett Co, Inc	10
10,577	*	Lexicon Pharmaceuticals, Inc	23
7,883	*	Life Technologies Corp	583
925	*	Ligand Pharmaceuticals, Inc (Class B)	35
1,879	*	Luminex Corp	39
6,779	*,e	MannKind Corp	44
2,495	*	Medicines Co	77
3,431	*	Medivation, Inc	169
138,276		Merck & Co, Inc	6,423
4,183	*,e	Merrimack Pharmaceuticals, Inc	28
1,402	*	Mettler-Toledo International, Inc	282
3,906	*	MiMedx Group, Inc	28
2,284	*	Momenta Pharmaceuticals, Inc	34
17,444	*	Mylan Laboratories, Inc	541
3,772	*	Myriad Genetics, Inc	101
1,925	*	Nanosphere, Inc	6

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,532	*	Nektar Therapeutics	$64
1,429	*	NeoGenomics, Inc	6
3,256	*	Neurocrine Biosciences, Inc	44
629	*,e	NewLink Genetics Corp	12
6,093	*	Novavax, Inc	13
4,453	*	NPS Pharmaceuticals, Inc	67
1,112	*,e	Omeros Corp	6
244	*	Omthera Pharmaceuticals, Inc	3
511	*,e	OncoGenex Pharmaceutical, Inc	5
3,332	*	Onyx Pharmaceuticals, Inc	289
6,523	*,e	Opko Health, Inc	46
2,242	*,e	Optimer Pharmaceuticals, Inc	32
4,355	*,e	Orexigen Therapeutics, Inc	25
807	*,e	Osiris Therapeutics, Inc	8
397	*	OvaScience, Inc	5
1,723	*	Pacific Biosciences of California, Inc	4
1,271	*	Pacira Pharmaceuticals, Inc	37
2,734	*	Parexel International Corp	126
5,815	e	PDL BioPharma, Inc	45
6,277	*	Peregrine Pharmaceuticals, Inc	8
5,182		PerkinElmer, Inc	168
4,034		Perrigo Co	488
311,427		Pfizer, Inc	8,723
2,681	*	Pharmacyclics, Inc	213
457	*	Portola Pharmaceuticals, Inc	11
1,425	*	Pozen, Inc	7
2,427	*	Progenics Pharmaceuticals, Inc	11
554	*	Prothena Corp plc	7
1,018	*	Puma Biotechnology, Inc	45
11,224	*	Qiagen N.V. (NASDAQ)	223
2,607	e	Questcor Pharmaceuticals, Inc	119
937	*	Quintiles Transnational Holdings, Inc	40
2,377	*,e	Raptor Pharmaceutical Corp	22
256	*	Receptos, Inc	5
3,668	*	Regeneron Pharmaceuticals, Inc	825
424	*	Regulus Therapeutics, Inc	4
1,493	*	Repligen Corp	12
714	*,e	Repros Therapeutics, Inc	13
3,471	*	Rigel Pharmaceuticals, Inc	12
747	*	Sagent Pharmaceuticals	16
3,014	*	Salix Pharmaceuticals Ltd	199
2,157	*,e	Sangamo Biosciences, Inc	17
2,562	*	Santarus, Inc	54
1,265	*	Sarepta Therapeutics, Inc	48
2,738	*	Sciclone Pharmaceuticals, Inc	14
4,705	*,e	Seattle Genetics, Inc	148
4,993	*,e	Sequenom, Inc	21
1,470	*,e	SIGA Technologies, Inc	4
2,652	e	Spectrum Pharmaceuticals, Inc	20
414	*	Stemline Therapeutics, Inc	10
620	*	Sucampo Pharmaceuticals, Inc (Class A)	4
1,424	*	Sunesis Pharmaceuticals, Inc	7
632	*	Supernus Pharmaceuticals, Inc	4
776	*	Synageva BioPharma Corp	33
3,578	*,e	Synergy Pharmaceuticals, Inc	15
1,821	*,e	Synta Pharmaceuticals Corp	9
1,257	*	Targacept, Inc	5
1,792		Techne Corp	124
603	*	TESARO, Inc	20
481	*	Tetraphase Pharmaceuticals, Inc	3
647	*	TG Therapeutics, Inc	4
3,604	*	TherapeuticsMD, Inc	11

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,349	*,e	Theravance, Inc	$129
16,434		Thermo Electron Corp	1,391
2,098	*,e	Threshold Pharmaceuticals, Inc	11
1,733	*	Trius Therapeutics, Inc	14
2,129	*	United Therapeutics Corp	140
1,501	*	Vanda Pharmaceuticals, Inc	12
637	*	Verastem, Inc	9
10,133	*	Vertex Pharmaceuticals, Inc	809
3,055	*,e	Vical, Inc	10
3,102	*	Viropharma, Inc	89
4,844	*,e	Vivus, Inc	61
11,488		Warner Chilcott plc	228
3,923	*	Waters Corp	393
1,508	*	Xenoport, Inc	7
3,261	*,e	XOMA Corp	12
2,912	*,e	ZIOPHARM Oncology, Inc	6
23,763		Zoetis Inc	734
3,161	*	Zogenix, Inc	5

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	64,431

REAL ESTATE - 3.7%
2,427		Acadia Realty Trust	60
755		AG Mortgage Investment Trust	14
505		Agree Realty Corp	15
1,979	*	Alexander & Baldwin, Inc	79
104		Alexander’s, Inc	31
3,234		Alexandria Real Estate Equities, Inc	213
1,154	*	Altisource Residential Corp	19
1,470		American Assets Trust, Inc	45
4,716		American Campus Communities, Inc	192
18,145		American Capital Agency Corp	417
1,755		American Capital Mortgage, Inc	32
7,027		American Realty Capital Properties, Inc	107
617	*	American Residential Properties, Inc	11
18,108		American Tower Corp	1,325
43,400		Annaly Capital Management, Inc	546
6,519		Anworth Mortgage Asset Corp	37
6,612		Apartment Investment & Management Co (Class A)	199
1,693		Apollo Commercial Real Estate Finance, Inc	27
378		Ares Commercial Real Estate Corp	5
719		Armada Hoffler Properties, Inc	8
17,114	*	ARMOUR Residential REIT, Inc	81
2,185		Ashford Hospitality Trust, Inc	25
2,311		Associated Estates Realty Corp	37
454	*	AV Homes, Inc	8
5,927		AvalonBay Communities, Inc	800
531		Aviv REIT, Inc	13
8,551		BioMed Realty Trust, Inc	173
6,942		Boston Properties, Inc	732
7,051		Brandywine Realty Trust	95
3,554		BRE Properties, Inc (Class A)	178
3,896		Camden Property Trust	269
2,582		Campus Crest Communities, Inc	30
4,070		Capital Lease Funding, Inc	34
4,568		Capstead Mortgage Corp	55
7,707		CBL & Associates Properties, Inc	165
12,793	*	CBRE Group, Inc	299
2,712		Cedar Shopping Centers, Inc	14
11,388	*	Chambers Street Properties	114
743		Chatham Lodging Trust	13
2,191		Chesapeake Lodging Trust	46
45,800		Chimera Investment Corp	137

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,044		Colonial Properties Trust	$98
2,212		Colony Financial, Inc	44
267		Consolidated-Tomoka Land Co	10
958		Coresite Realty	30
3,770		Corporate Office Properties Trust	96
4,773		Cousins Properties, Inc	48
5,967		CubeSmart	95
886		CyrusOne, Inc	18
6,587		CYS Investments, Inc	61
13,100		DCT Industrial Trust, Inc	94
12,000		DDR Corp	200
8,922		DiamondRock Hospitality Co	83
5,887		Digital Realty Trust, Inc	359
6,476		Douglas Emmett, Inc	162
14,712		Duke Realty Corp	229
2,984		DuPont Fabros Technology, Inc	72
2,653		Dynex Capital, Inc	27
1,377		EastGroup Properties, Inc	77
5,215		Education Realty Trust, Inc	53
282		Ellington Residential Mortgage REIT	5
2,373		Entertainment Properties Trust	119
1,906		Equity Lifestyle Properties, Inc	150
2,651		Equity One, Inc	60
16,472		Equity Residential	956
1,723		Essex Property Trust, Inc	274
2,196		Excel Trust, Inc	28
5,080		Extra Space Storage, Inc	213
3,147		Federal Realty Investment Trust	326
5,675	*	FelCor Lodging Trust, Inc	34
4,909		First Industrial Realty Trust, Inc	74
2,547		First Potomac Realty Trust	33
7,235	*	Forest City Enterprises, Inc (Class A)	130
1,790	*	Forestar Real Estate Group, Inc	36
4,124		Franklin Street Properties Corp	54
27,223		General Growth Properties, Inc	541
1,193		Getty Realty Corp	25
498		Gladstone Commercial Corp	9
6,781		Glimcher Realty Trust	74
2,488		Government Properties Income Trust	63
2,207	*	Gramercy Property Trust, Inc	10
4,525		Hatteras Financial Corp	111
20,812		HCP, Inc	946
13,031		Health Care REIT, Inc	873
4,129		Healthcare Realty Trust, Inc	105
4,480		Healthcare Trust of America, Inc	50
9,247		Hersha Hospitality Trust	52
3,786		Highwoods Properties, Inc	135
2,366		Home Properties, Inc	155
6,635		Hospitality Properties Trust	174
34,098		Host Marriott Corp	575
1,731	*	Howard Hughes Corp	194
5,339		HRPT Properties Trust	123
1,893		Hudson Pacific Properties	40
4,699		Inland Real Estate Corp	48
6,118		Invesco Mortgage Capital, Inc	101
4,600		Investors Real Estate Trust	40
4,086	*	iStar Financial, Inc	46
2,081		Jones Lang LaSalle, Inc	190
1,790		Kennedy-Wilson Holdings, Inc	30
3,459		Kilroy Realty Corp	183
19,265		Kimco Realty Corp	413
3,606		Kite Realty Group Trust	22
4,298		LaSalle Hotel Properties	106

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

7,518		Lexington Corporate Properties Trust	$88
5,246		Liberty Property Trust	194
1,589		LTC Properties, Inc	62
6,407		Macerich Co	391
4,214		Mack-Cali Realty Corp	103
2,583	*	Maguire Properties, Inc	8
6,789		Medical Properties Trust, Inc	97
16,597		MFA Mortgage Investments, Inc	140
1,993		Mid-America Apartment Communities, Inc	135
2,597		Monmouth Real Estate Investment Corp (Class A)	26
1,100		National Health Investors, Inc	66
5,458		National Retail Properties, Inc	188
11,619		New Residential Investment Corp	78
1,618		New York Mortgage Trust, Inc	11
8,819		NorthStar Realty Finance Corp	80
5,328		Omega Healthcare Investors, Inc	165
567		One Liberty Properties, Inc	12
1,685		Parkway Properties, Inc	28
2,708		Pebblebrook Hotel Trust	70
3,002		Pennsylvania Real Estate Investment Trust	57
2,341		Pennymac Mortgage Investment Trust	49
8,573		Piedmont Office Realty Trust, Inc	153
7,839		Plum Creek Timber Co, Inc	366
2,497		Post Properties, Inc	124
2,094		Potlatch Corp	85
22,814		Prologis, Inc	861
903		PS Business Parks, Inc	65
6,686		Public Storage, Inc	1,025
2,773		RAIT Investment Trust	21
2,750		Ramco-Gershenson Properties	43
5,944		Rayonier, Inc	329
5,466	*	Realogy Holdings Corp	263
8,997		Realty Income Corp	377
3,754		Redwood Trust, Inc	64
4,546		Regency Centers Corp	231
5,774		Resource Capital Corp	36
2,782		Retail Opportunities Investment Corp	39
5,469		Retail Properties of America, Inc	78
5,656		RLJ Lodging Trust	127
1,067		Rouse Properties, Inc	21
1,532		Ryman Hospitality Properties	60
1,780		Sabra Healthcare REIT, Inc	46
330		Saul Centers, Inc	15
786		Select Income REIT	22
8,612		Senior Housing Properties Trust	223
704		Silver Bay Realty Trust Corp	12
14,262		Simon Property Group, Inc	2,252
4,148		SL Green Realty Corp	366
1,406		Sovran Self Storage, Inc	91
2,486		Spirit Realty Capital, Inc	44
3,037	*,e	St. Joe Co	64
1,930		STAG Industrial, Inc	39
7,622		Starwood Property Trust, Inc	189
8,376	*	Strategic Hotels & Resorts, Inc	74
3,003		Summit Hotel Properties, Inc	28
1,647		Sun Communities, Inc	82
7,277	*	Sunstone Hotel Investors, Inc	88
4,466		Tanger Factory Outlet Centers, Inc	149
2,937		Taubman Centers, Inc	221
790	*	Tejon Ranch Co	23
540		Terreno Realty Corp	10
1,552		Thomas Properties Group, Inc	8
16,078		Two Harbors Investment Corp	165

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

11,759		UDR, Inc	$300
507		UMH Properties, Inc	5
575		Universal Health Realty Income Trust	25
1,407		Urstadt Biddle Properties, Inc (Class A)	28
13,398		Ventas, Inc	931
8,538		Vornado Realty Trust	707
3,060		Washington Real Estate Investment Trust	82
5,688		Weingarten Realty Investors	175
560		Western Asset Mortgage Capital Corp	10
25,220		Weyerhaeuser Co	719
490		Whitestone REIT	8
1,412		Winthrop Realty Trust	17
2,631		WP Carey, Inc	174

		TOTAL REAL ESTATE	30,290

RETAILING - 4.4%
1,264	*	1-800-FLOWERS.COM, Inc (Class A)	8
3,462		Aaron’s, Inc	97
3,583		Abercrombie & Fitch Co (Class A)	162
3,368		Advance Auto Parts, Inc	273
3,935	*	Aeropostale, Inc	54
16,836	*	Amazon.com, Inc	4,675
8,838		American Eagle Outfitters, Inc	161
367	*	America’s Car-Mart, Inc	16
2,149	*	Ann Taylor Stores Corp	71
1,365	*	Asbury Automotive Group, Inc	55
5,511	*	Ascena Retail Group, Inc	96
857	*	Audiovox Corp (Class A)	11
2,213	*	Autonation, Inc	96
1,624	*	Autozone, Inc	688
1,708	*	Barnes & Noble, Inc	27
1,533		Bebe Stores, Inc	9
10,060	*	Bed Bath & Beyond, Inc	713
12,487		Best Buy Co, Inc	341
824		Big 5 Sporting Goods Corp	18
2,673	*	Big Lots, Inc	84
645	*	Blue Nile, Inc	24
578	*	Body Central Corp	8
447	e	Bon-Ton Stores, Inc	8
1,976		Brown Shoe Co, Inc	43
1,313	e	Buckle, Inc	68
2,171	*	Cabela’s, Inc	141
10,278	*	Carmax, Inc	474
966		Cato Corp (Class A)	24
7,426		Chico’s FAS, Inc	127
1,035	*	Children’s Place Retail Stores, Inc	57
836	*	Citi Trends, Inc	12
1,025	*,e	Conn’s, Inc	53
527		Core-Mark Holding Co, Inc	33
2,858	*,e	CST Brands, Inc	88
632		Destination Maternity Corp	16
2,260	*	Destination XL Group, Inc	14
4,508		Dick’s Sporting Goods, Inc	226
1,232		Dillard’s, Inc (Class A)	101
14,898	*	Dollar General Corp	751
10,336	*	Dollar Tree, Inc	525
1,596		DSW, Inc (Class A)	117
4,882		Expedia, Inc	294
4,341	*	Express Parent LLC	91
4,415		Family Dollar Stores, Inc	275
2,244		Finish Line, Inc (Class A)	49
1,207	*,e	Five Below, Inc	44

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,890		Foot Locker, Inc	$242
2,024	*,e	Francesca’s Holdings Corp	56
1,790		Fred’s, Inc (Class A)	28
5,448	e	GameStop Corp (Class A)	229
12,777		Gap, Inc	533
1,189	*	Genesco, Inc	80
7,196		Genuine Parts Co	562
4,406		GNC Holdings, Inc	195
410	*	Gordmans Stores, Inc	6
1,038		Group 1 Automotive, Inc	67
18,747	*,e	Groupon, Inc	159
2,720		Guess?, Inc	84
983		Haverty Furniture Cos, Inc	23
626	*,e	HHgregg, Inc	10
1,197	*,e	Hibbett Sports, Inc	66
67,034		Home Depot, Inc	5,193
2,580	*,e	HomeAway, Inc	83
1,648		HSN, Inc	89
7,757	*,e	JC Penney Co, Inc	132
1,273	*,e	JOS A Bank Clothiers, Inc	53
705	*	Kirkland’s, Inc	12
10,160		Kohl’s Corp	513
10,941		L Brands, Inc	539
24,269	*	Liberty Media Holding Corp (Interactive A)	558
1,684	*	Liberty Ventures	143
1,015		Lithia Motors, Inc (Class A)	54
13,758	*	LKQ Corp	354
49,840		Lowe’s Companies, Inc	2,038
1,262	*	Lumber Liquidators, Inc	98
17,562		Macy’s, Inc	843
1,129	*	MarineMax, Inc	13
534	*,e	Mattress Firm Holding Corp	22
2,308		Men’s Wearhouse, Inc	87
1,383	e	Monro Muffler, Inc	66
2,301	*	NetFlix, Inc	486
888	*	New York & Co, Inc	6
6,641		Nordstrom, Inc	398
1,665		Nutri/System, Inc	20
10,992	*,e	Office Depot, Inc	43
3,821	e	OfficeMax, Inc	39
1,309	*,e	Orbitz Worldwide, Inc	11
5,080	*	O’Reilly Automotive, Inc	572
567	*	Overstock.com, Inc	16
1,931		Penske Auto Group, Inc	59
2,583	*	PEP Boys - Manny Moe & Jack	30
1,182	e	PetMed Express, Inc	15
4,720		Petsmart, Inc	316
4,307		Pier 1 Imports, Inc	101
2,360	*	Priceline.com, Inc	1,952
5,358	*,e	RadioShack Corp	17
2,636		Rent-A-Center, Inc	99
809	*	Restoration Hardware Holdings, Inc	61
10,068		Ross Stores, Inc	653
679	*	Rue21, Inc	28
4,759	*,e	Saks, Inc	65
7,565	*	Sally Beauty Holdings, Inc	235
1,774	*,e	Sears Holdings Corp	75
55	*	Sears Hometown and Outlet Stores, Inc	2
2,535	*	Select Comfort Corp	64
775		Shoe Carnival, Inc	19
1,725	*	Shutterfly, Inc	96
3,767		Signet Jewelers Ltd	254
1,782		Sonic Automotive, Inc (Class A)	38

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,474		Stage Stores, Inc	$35
30,802		Staples, Inc	489
1,440		Stein Mart, Inc	20
461		Systemax, Inc	4
29,385		Target Corp	2,023
5,110		Tiffany & Co	372
834	*	Tile Shop Holdings, Inc	24
432	*	Tilly’s, Inc	7
32,958		TJX Companies, Inc	1,650
3,268		Tractor Supply Co	384
5,137	*	TripAdvisor, Inc	313
1,789	*	Tuesday Morning Corp	19
2,921		Ulta Salon Cosmetics & Fragrance, Inc	293
4,798	*	Urban Outfitters, Inc	193
1,789	*	Valuevision International, Inc (Class A)	9
1,052	*,e	Vitacost.com, Inc	9
1,434	*	Vitamin Shoppe, Inc	64
640	*	West Marine, Inc	7
5,043	*	Wet Seal, Inc (Class A)	24
1,736	*	WEX, Inc	133
4,468		Williams-Sonoma, Inc	250
133		Winmark Corp	9
1,336	*	Zale Corp	12
1,062	*	Zumiez, Inc	31

		TOTAL RETAILING	36,692

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.2%
1,955	*	Advanced Energy Industries, Inc	34
27,659	*,e	Advanced Micro Devices, Inc	113
844	*	Alpha & Omega Semiconductor Ltd	6
14,650		Altera Corp	483
834	*	Ambarella, Inc	14
2,929	*	Amkor Technology, Inc	12
3,097	*	Anadigics, Inc	7
13,788		Analog Devices, Inc	621
55,002		Applied Materials, Inc	820
3,650	*	Applied Micro Circuits Corp	32
19,968	*	Atmel Corp	147
1,604	*	ATMI, Inc	38
11,265		Avago Technologies Ltd	421
5,359	*	Axcelis Technologies, Inc	10
25,584		Broadcom Corp (Class A)	864
3,308		Brooks Automation, Inc	32
1,066		Cabot Microelectronics Corp	35
2,349	*	Cavium Networks, Inc	83
1,137	*	Ceva, Inc	22
2,833	*,e	Cirrus Logic, Inc	49
1,302		Cohu, Inc	16
5,075	*	Cree, Inc	324
6,863	e	Cypress Semiconductor Corp	74
1,810	*	Diodes, Inc	47
1,224	*	DSP Group, Inc	10
6,714	*	Entegris, Inc	63
4,315	*	Entropic Communications, Inc	18
2,381	*	Exar Corp	26
5,825	*	Fairchild Semiconductor International, Inc	80
2,736	*,e	First Solar, Inc	122
2,618	*	Formfactor, Inc	18
2,583	*,e	Freescale Semiconductor Holdings Ltd	35
1,030	*	GSI Technology, Inc	7
5,512	*,e	GT Solar International, Inc	23
1,461	*	Hittite Microwave Corp	85

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,024	*	Inphi Corp	$11
6,477	*	Integrated Device Technology, Inc	51
1,216	*	Integrated Silicon Solution, Inc	13
227,613		Intel Corp	5,513
643	*	Intermolecular, Inc	5
3,305	*	International Rectifier Corp	69
6,580		Intersil Corp (Class A)	51
1,231		IXYS Corp	14
7,603		Kla-Tencor Corp	424
3,559	*	Kopin Corp	13
7,445	*	Lam Research Corp	330
5,950	*	Lattice Semiconductor Corp	30
10,654		Linear Technology Corp	392
25,784	*	LSI Logic Corp	184
2,408	*	LTX-Credence Corp	14
282	*	MA-COM Technology Solutions	4
18,058		Marvell Technology Group Ltd	211
13,341		Maxim Integrated Products, Inc	371
1,067	*	MaxLinear, Inc	7
2,455		Micrel, Inc	24
9,026		Microchip Technology, Inc	336
47,149	*	Micron Technology, Inc	676
4,299	*	Microsemi Corp	98
1,664	*,e	Mindspeed Technologies, Inc	5
2,438		MKS Instruments, Inc	65
1,520		Monolithic Power Systems, Inc	37
1,391	*	MoSys, Inc	6
1,014	*	Nanometrics, Inc	15
1,019	*	NeoPhotonics Corp Ltd	9
258	*	NVE Corp	12
26,490		Nvidia Corp	372
2,460	*	Omnivision Technologies, Inc	46
20,679	*	ON Semiconductor Corp	167
1,181	*	PDF Solutions, Inc	22
1,211	*	Peregrine Semiconductor Corp	13
1,447	*	Pericom Semiconductor Corp	10
2,703	*	Photronics, Inc	22
1,628	*	PLX Technology, Inc	8
9,550	*	PMC - Sierra, Inc	61
1,292		Power Integrations, Inc	52
5,356	*	Rambus, Inc	46
12,804	*	RF Micro Devices, Inc	69
782	*,e	Rubicon Technology, Inc	6
1,464	*	Rudolph Technologies, Inc	16
3,192	*	Semtech Corp	112
1,525	*	Sigma Designs, Inc	8
4,055	*	Silicon Image, Inc	24
1,948	*	Silicon Laboratories, Inc	81
8,726	*	Skyworks Solutions, Inc	191
2,245	*	Spansion, Inc	28
10,399	*	SunEdison, Inc	85
1,881	*,e	SunPower Corp	39
493		Supertex, Inc	12
8,744	*	Teradyne, Inc	154
2,606		Tessera Technologies, Inc	54
50,782		Texas Instruments, Inc	1,771
7,513	*	Triquint Semiconductor, Inc	52
928	*	Ultra Clean Holdings	6
1,279	*	Ultratech, Inc	47
1,796	*,e	Veeco Instruments, Inc	64
1,235	*	Volterra Semiconductor Corp	17
12,090		Xilinx, Inc	479

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	17,915

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

SOFTWARE & SERVICES - 9.6%
2,523	*	Accelrys, Inc	$21
29,428		Accenture plc	2,118
1,829	*	ACI Worldwide, Inc	85
2,363	*	Active Network, Inc	18
19,562		Activision Blizzard, Inc	279
2,448	*	Actuate Corp	16
3,603	*	Acxiom Corp	82
23,041	*	Adobe Systems, Inc	1,050
1,562	*	Advent Software, Inc	55
8,200	*	Akamai Technologies, Inc	349
2,276	*	Alliance Data Systems Corp	412
7,726		Amdocs Ltd	287
764		American Software, Inc (Class A)	7
1,936	*	Angie’s List, Inc	51
4,300	*	Ansys, Inc	314
3,546		AOL, Inc	129
4,286	*	Aspen Technology, Inc	123
10,341	*	Autodesk, Inc	351
22,217		Automatic Data Processing, Inc	1,530
911	*	AVG Technologies NV	18
2,248	*,e	Bankrate, Inc	32
2,221	*	Bazaarvoice, Inc	21
2,324		Blackbaud, Inc	76
516	*	Blackhawk Network Holdings, Inc	12
2,003	*	Blucora, Inc	37
6,592	*	BMC Software, Inc	298
1,405		Booz Allen Hamilton Holding Co	24
1,713	*	Bottomline Technologies, Inc	43
1,247	*	Brightcove, Inc	11
5,554		Broadridge Financial Solutions, Inc	148
1,345	*	BroadSoft, Inc	37
15,216		CA, Inc	436
1,058	*,e	CACI International, Inc (Class A)	67
13,010	*	Cadence Design Systems, Inc	188
1,555	*,e	Callidus Software, Inc	10
540	*,e	Carbonite, Inc	7
2,159	*	Cardtronics, Inc	60
480		Cass Information Systems, Inc	22
246	*	ChannelAdvisor Corp	4
3,700	*	Ciber, Inc	12
8,610	*	Citrix Systems, Inc	519
643	*,m	Clinical Data, Inc	1
13,812	*	Cognizant Technology Solutions Corp (Class A)	865
2,159	*	Commvault Systems, Inc	164
6,876		Computer Sciences Corp	301
760		Computer Task Group, Inc	17
9,466		Compuware Corp	98
1,622	*	comScore, Inc	40
1,059	*	Comverse, Inc	32
2,134	*,e	Concur Technologies, Inc	174
1,503	*,e	Constant Contact, Inc	24
5,243		Convergys Corp	91
1,851	*	Cornerstone OnDemand, Inc	80
1,288	*	CoStar Group, Inc	166
1,795	*	CSG Systems International, Inc	39
331	*	Cyan, Inc	3
2,053	*	DealerTrack Holdings, Inc	73
1,448	*	Demand Media, Inc	9
662	*,e	Demandware, Inc	28
1,843	*	Dice Holdings, Inc	17
1,607	*	Digital River, Inc	30
335		DMRC Corp	7

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,549		DST Systems, Inc	$101
664	*	E2open, Inc	12
4,694		Earthlink, Inc	29
59,422	*	eBay, Inc	3,073
316	*	eGain Corp	3
14,001	*	Electronic Arts, Inc	322
1,070	*	Ellie Mae, Inc	25
993	*	Envestnet, Inc	24
939	*	EPAM Systems, Inc	26
1,587		EPIQ Systems, Inc	21
206		ePlus, Inc	12
2,259	*	Equinix, Inc	417
2,584	*	Euronet Worldwide, Inc	82
1,354	*	EVERTEC, Inc	30
1,964	*	ExactTarget, Inc	66
1,501	*	ExlService Holdings, Inc	44
78,002	*	Facebook, Inc	1,939
2,009	e	Factset Research Systems, Inc	205
1,607		Fair Isaac Corp	74
11,286		Fidelity National Information Services, Inc	483
4,265	*	First American Corp	99
6,233	*	Fiserv, Inc	545
3,111	*	FleetCor Technologies, Inc	253
751	*	FleetMatics Group plc	25
573		Forrester Research, Inc	21
6,352	*	Fortinet, Inc	111
4,427	*	Gartner, Inc	252
7,713		Genpact Ltd	148
1,221	*,m	Gerber Scientific, Inc	0	^
2,712	*	Global Cash Access, Inc	17
983	*	Global Eagle Entertainment, Inc	10
3,638		Global Payments, Inc	169
2,157	*,e	Glu Mobile, Inc	5
12,348	*	Google, Inc (Class A)	10,871
680	*	Guidance Software, Inc	6
1,834	*	Guidewire Software, Inc	77
1,547		Hackett Group, Inc	8
1,893	e	Heartland Payment Systems, Inc	71
1,560	*,e	Higher One Holdings, Inc	18
3,483		IAC/InterActiveCorp	166
1,449	*	iGate Corp	24
894	*	Imperva, Inc	40
2,288	*	Infoblox, Inc	67
4,979	*	Informatica Corp	174
766	*	Interactive Intelligence, Inc	40
3,256	*	Internap Network Services Corp	27
47,669		International Business Machines Corp	9,110
13,594		Intuit, Inc	830
2,215	e	j2 Global, Inc	94
3,917		Jack Henry & Associates, Inc	185
1,823	*,e	Jive Software, Inc	33
941		Keynote Systems, Inc	19
1,403	*	Knot, Inc	16
4,002		Lender Processing Services, Inc	129
3,363	*	Limelight Networks, Inc	8
4,137	*	LinkedIn Corp	738
3,304	*	Lionbridge Technologies	10
1,143	*,e	Liquidity Services, Inc	40
2,686	*	Liveperson, Inc	24
1,024	*	LogMeIn, Inc	25
716	*	magicJack VocalTec Ltd	10
887	*	Manhattan Associates, Inc	68
1,171	e	Mantech International Corp (Class A)	31

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,311		Marchex, Inc (Class B)	$8
397	*	Marin Software, Inc	4
1,092	*	Market Leader, Inc	12
335	*	Marketo, Inc	8
5,351		Mastercard, Inc (Class A)	3,074
1,559		MAXIMUS, Inc	116
4,392		Mentor Graphics Corp	86
3,548	*,e	Micros Systems, Inc	153
381,020		Microsoft Corp	13,157
425	*	MicroStrategy, Inc (Class A)	37
1,497	*,e	Millennial Media, Inc	13
704	*	Mitek Systems, Inc	4
304	*	Model N, Inc	7
2,352	*	ModusLink Global Solutions, Inc	7
1,065	*	MoneyGram International, Inc	24
1,800		Monotype Imaging Holdings, Inc	46
5,128	*	Monster Worldwide, Inc	25
2,146	*	Move, Inc	28
1,792	*	Netscout Systems, Inc	42
1,600	*	NetSuite, Inc	147
3,278	*	NeuStar, Inc (Class A)	160
2,981		NIC, Inc	49
11,833	*	Nuance Communications, Inc	217
1,047	*,e	OpenTable, Inc	67
162,785		Oracle Corp	5,001
5,911	*,e	Pandora Media, Inc	109
14,848		Paychex, Inc	542
792		Pegasystems, Inc	26
1,536	*	Perficient, Inc	20
2,014	*	Planet Payment, Inc	6
958	*	PRG-Schultz International, Inc	5
2,541	*	Progress Software Corp	58
985	*	Proofpoint, Inc	24
1,099	*	PROS Holdings, Inc	33
5,492	*	PTC, Inc	135
400		QAD, Inc (Class A)	5
3,971	*	QLIK Technologies, Inc	112
700	*	Qualys, Inc	11
1,192	*	QuinStreet, Inc	10
5,171	*	Rackspace Hosting, Inc	196
325	*	Rally Software Development Corp	8
1,085		RealNetworks, Inc	8
2,115	*,e	RealPage, Inc	39
8,690	*	Red Hat, Inc	416
393	*	Reis, Inc	7
1,734	*	Responsys, Inc	25
560	*	Rosetta Stone, Inc	8
4,739	*	Rovi Corp	108
13,380		SAIC, Inc	186
27,010	*	Salesforce.com, Inc	1,031
594		Sapiens International Corp NV	3
5,190		Sapient Corp	68
1,059	*	Sciquest, Inc	27
1,446	*	Seachange International, Inc	17
3,587	*,e	ServiceNow, Inc	145
2,827	*	ServiceSource International LLC	26
341	*	Shutterstock, Inc	19
256	*	Silver Spring Networks, Inc	6
2,993	*	SolarWinds, Inc	116
3,154		Solera Holdings, Inc	176
1,445	*	Sourcefire, Inc	80
738	*	Spark Networks, Inc	6
4,690	*	Splunk, Inc	217

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

690	*	SPS Commerce, Inc	$38
2,660	*	SS&C Technologies Holdings, Inc	88
595	*	Stamps.com, Inc	23
2,697	*	SupportSoft, Inc	12
1,911	*	SYKES Enterprises, Inc	30
31,895		Symantec Corp	717
1,334	*	Synchronoss Technologies, Inc	41
7,043	*	Synopsys, Inc	252
744		Syntel, Inc	47
1,633	*	TA Indigo Holding Corp	12
431	*	Tableau Software, Inc	24
3,743	*	Take-Two Interactive Software, Inc	56
1,464	*	Tangoe, Inc	23
598	*	TechTarget, Inc	3
834	*	TeleNav, Inc	4
922	*	TeleTech Holdings, Inc	22
7,640	*	Teradata Corp	384
7,528	*	TIBCO Software, Inc	161
5,735	*	TiVo, Inc	63
7,492		Total System Services, Inc	183
285	*	Travelzoo, Inc	8
1,105	*	Trulia, Inc	34
1,414	*	Tyler Technologies, Inc	97
1,265	*	Ultimate Software Group, Inc	148
2,160	*	Unisys Corp	48
4,557		United Online, Inc	35
4,315	*	Unwired Planet, Inc	8
3,507	*	Valueclick, Inc	87
3,993	*	Vantiv, Inc	110
1,577	*	Vasco Data Security International	13
5,078	*	VeriFone Systems, Inc	85
2,204	*	Verint Systems, Inc	78
6,533	*	VeriSign, Inc	292
2,063	*,e	VirnetX Holding Corp	41
924	*	Virtusa Corp	20
24,073		Visa, Inc (Class A)	4,399
1,503	*,e	VistaPrint Ltd	74
3,910	*	VMware, Inc (Class A)	262
792	*	Vocus, Inc	8
2,387	*	Vringo, Inc	8
1,628	*	WebMD Health Corp (Class A)	48
1,887	*	Website Pros, Inc	48
26,169		Western Union Co	448
1,695	*	Workday, Inc	109
320	*	Xoom Corp	7
43,472	*	Yahoo!, Inc	1,092
1,351	*	Yelp, Inc	47
948	*,e	Zillow, Inc	53
3,311	*	Zix Corp	14
26,749	*,e	Zynga, Inc	74

		TOTAL SOFTWARE & SERVICES	79,724

TECHNOLOGY HARDWARE & EQUIPMENT - 5.4%
4,609	*,e	3D Systems Corp	202
2,898	e	Adtran, Inc	71
1,059	*	Agilysys, Inc	12
274		Alliance Fiber Optic Products, Inc	5
7,323		Amphenol Corp (Class A)	571
640	*	Anaren, Inc	15
1,193		Anixter International, Inc	90
42,981		Apple, Inc	17,024
5,392	*	ARRIS Group, Inc	77
4,601	*	Arrow Electronics, Inc	183

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,242	*	Aruba Networks, Inc	$81
308	*	Audience, Inc	4
1,355	*	Avid Technology, Inc	8
6,101	*	Avnet, Inc	205
1,276		AVX Corp	15
995	*	AX Holding Corp	8
653		Badger Meter, Inc	29
674		Bel Fuse, Inc (Class B)	9
2,053	*	Benchmark Electronics, Inc	41
755		Black Box Corp	19
20,361	*	Brocade Communications Systems, Inc	117
1,369	*	CalAmp Corp	20
1,907	*	Calix Networks, Inc	19
1,874	*	Checkpoint Systems, Inc	27
4,653	*	Ciena Corp	90
244,713		Cisco Systems, Inc	5,949
2,099		Cognex Corp	95
1,087		Coherent, Inc	60
784		Comtech Telecommunications Corp	21
67,524		Corning, Inc	961
1,943	*	Cray, Inc	38
1,679		CTS Corp	23
2,087		Daktronics, Inc	21
708	*	Datalink Corp	8
57,362		Dell, Inc	766
2,915		Diebold, Inc	98
1,490	*	Digi International, Inc	14
2,076	e	Dolby Laboratories, Inc (Class A)	69
1,102	*	DTS, Inc	23
1,847	*	EchoStar Corp (Class A)	72
1,000		Electro Rent Corp	17
1,074		Electro Scientific Industries, Inc	12
2,122	*	Electronics for Imaging, Inc	60
96,183		EMC Corp	2,272
3,637	*	Emulex Corp	24
4,537	*	Extreme Networks, Inc	16
3,611	*	F5 Networks, Inc	248
1,202	*	Fabrinet	17
851	*	FARO Technologies, Inc	29
1,763		FEI Co	129
4,415	*,e	Finisar Corp	75
6,501		Flir Systems, Inc	175
3,454	*,e	Fusion-io, Inc	49
1,197	*	Globecomm Systems, Inc	15
1,328	*	GSI Group, Inc	11
5,307	*	Harmonic, Inc	34
5,023		Harris Corp	247
3,340	*	Harris Stratex Networks, Inc (Class A)	9
89,004		Hewlett-Packard Co	2,207
658	*	Hutchinson Technology, Inc	3
1,552	*	Imation Corp	7
1,305	*	Immersion Corp	17
5,305	*,e	Infinera Corp	57
7,086	*	Ingram Micro, Inc (Class A)	135
1,984	*	Insight Enterprises, Inc	35
1,861	e	InterDigital, Inc	83
2,592	*	Intermec, Inc	25
2,619	*,e	InvenSense, Inc	40
1,522	e	IPG Photonics Corp	92
1,761	*	Itron, Inc	75
2,593	*	Ixia	48
8,999		Jabil Circuit, Inc	183
10,901	*	JDS Uniphase Corp	157

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

23,184	*	Juniper Networks, Inc	$448
2,177	*	Kemet Corp	9
758	*	KVH Industries, Inc	10
2,911	e	Lexmark International, Inc (Class A)	89
1,051		Littelfuse, Inc	78
1,385	*,e	Maxwell Technologies, Inc	10
742	*	Measurement Specialties, Inc	35
1,540	*	Mercury Computer Systems, Inc	14
126		Mesa Laboratories, Inc	7
1,672		Methode Electronics, Inc	28
6,361		Molex, Inc	187
11,089		Motorola, Inc	640
731		MTS Systems Corp	41
555	*	Multi-Fineline Electronix, Inc	8
4,414		National Instruments Corp	123
7,533	*	NCR Corp	249
1,120	*,e	Neonode, Inc	7
16,513	*	NetApp, Inc	624
1,861	*	Netgear, Inc	57
1,913	*	Newport Corp	27
496	*	Numerex Corp	6
897	*	Oplink Communications, Inc	16
970	*	OSI Systems, Inc	62
1,517	*	Palo Alto Networks, Inc	64
1,164		Park Electrochemical Corp	28
3,576	*,e	Parkervision, Inc	16
430		PC Connection, Inc	7
850		PC-Tel, Inc	7
2,022		Plantronics, Inc	89
1,613	*	Plexus Corp	48
8,061	*	Polycom, Inc	85
3,047	*	Power-One, Inc	19
950	*	Procera Networks, Inc	13
4,059	*	QLogic Corp	39
79,123		Qualcomm, Inc	4,833
11,444	*	Quantum Corp	16
1,782	*	Rackable Systems, Inc	24
1,200	*	Radisys Corp	6
1,970	*	RealD, Inc	27
717		Richardson Electronics Ltd	8
7,292	*	Riverbed Technology, Inc	113
1,445	*	Rofin-Sinar Technologies, Inc	36
790	*	Rogers Corp	37
1,995	*	Ruckus Wireless, Inc	26
11,140	*	SanDisk Corp	681
3,808	*	Sanmina Corp	55
1,187	*	Scansource, Inc	38
2,605	*	ShoreTel, Inc	10
11,025	*	Sonus Networks, Inc	33
1,545	*,e	STEC, Inc	10
1,453	*	Stratasys Ltd	122
1,355	*	Super Micro Computer, Inc	14
2,360	*	Symmetricom, Inc	11
1,420	*	Synaptics, Inc	55
872	*	SYNNEX Corp	37
1,618	*	Tech Data Corp	76
17,269		Tellabs, Inc	34
247		Tessco Technologies, Inc	7
11,800	*	Trimble Navigation Ltd	307
2,608	*	TTM Technologies, Inc	22
484		Ubiquiti Networks, Inc	8
432	*	Uni-Pixel, Inc	6
1,939	*,e	Universal Display Corp	55

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,815	*	Viasat, Inc	$130
128	*	Viasystems Group, Inc	1
5,324	*	Vishay Intertechnology, Inc	74
654	*	Vishay Precision Group, Inc	10
2,690	*	Westell Technologies, Inc	6
9,677		Western Digital Corp	601
56,234		Xerox Corp	510
2,314	*	Zebra Technologies Corp (Class A)	101
777	*	Zygo Corp	12

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	45,105

TELECOMMUNICATION SERVICES - 2.4%
3,067	*	8x8, Inc	25
246,361		AT&T, Inc	8,721
490		Atlantic Tele-Network, Inc	24
769	*,e	Boingo Wireless, Inc	5
1,035	*	Cbeyond Communications, Inc	8
27,886		CenturyTel, Inc	986
10,048	*	Cincinnati Bell, Inc	31
25,291	*	Clearwire Corp (Class A)	126
2,196		Cogent Communications Group, Inc	62
1,753		Consolidated Communications Holdings, Inc	31
13,453	*	Crown Castle International Corp	974
1,092	*,e	Fairpoint Communications, Inc	9
45,641	e	Frontier Communications Corp	185
1,464	*	General Communication, Inc (Class A)	11
705		HickoryTech Corp	8
609		IDT Corp (Class B)	11
2,355	*	inContact, Inc	19
1,751		Inteliquent, Inc	10
886	*	Intelsat S.A.	18
2,990	*,e	Iridium Communications, Inc	23
3,167	*,e	Leap Wireless International, Inc	21
7,503	*	Level 3 Communications, Inc	158
757		Lumos Networks Corp	13
7,870	*,e	NII Holdings, Inc (Class B)	53
757		NTELOS Holdings Corp	12
1,760	*	Orbcomm, Inc	8
2,509	*	Premiere Global Services, Inc	30
586		Primus Telecommunications Group, Inc	7
5,889	*	SBA Communications Corp (Class A)	437
1,093		Shenandoah Telecom Co	18
111,721	*	Sprint Nextel Corp	784
4,484		Telephone & Data Systems, Inc	111
7,019		T-Mobile US, Inc	174
1,746	*,e	Towerstream Corp	4
6,812	*	tw telecom inc (Class A)	192
580		US Cellular Corp	21
1,177		USA Mobility, Inc	16
131,014		Verizon Communications, Inc	6,595
7,062	*	Vonage Holdings Corp	20
27,433	e	Windstream Corp	212

		TOTAL TELECOMMUNICATION SERVICES	20,173

TRANSPORTATION - 1.9%
2,669	*	Air Transport Services Group, Inc	18
3,132	*	Alaska Air Group, Inc	163
683		Allegiant Travel Co	72
337		Amerco, Inc	55
1,342		Arkansas Best Corp	31
1,180	*	Atlas Air Worldwide Holdings, Inc	52
4,667	*	Avis Budget Group, Inc	134

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

988	*	Celadon Group, Inc	$18
7,359		CH Robinson Worldwide, Inc	414
2,582		Con-Way, Inc	101
1,521		Copa Holdings S.A. (Class A)	199
46,942		CSX Corp	1,089
39,238	*	Delta Air Lines, Inc	734
812	*	Echo Global Logistics, Inc	16
9,458		Expeditors International of Washington, Inc	359
14,499		FedEx Corp	1,429
1,381		Forward Air Corp	53
1,945	*	Genesee & Wyoming, Inc (Class A)	165
2,405	*	Hawaiian Holdings, Inc	15
2,109		Heartland Express, Inc	29
15,489	*	Hertz Global Holdings, Inc	384
1,702	*	Hub Group, Inc (Class A)	62
374		International Shipholding Corp	9
4,019		J.B. Hunt Transport Services, Inc	290
9,209	*,e	JetBlue Airways Corp	58
5,044		Kansas City Southern Industries, Inc	534
2,596	*	Kirby Corp	206
3,018		Knight Transportation, Inc	51
2,283		Landstar System, Inc	118
348		Marten Transport Ltd	5
1,942		Matson, Inc	49
14,524		Norfolk Southern Corp	1,055
3,307	*	Old Dominion Freight Line	138
2,338	*	Pacer International, Inc	15
421	*	Park-Ohio Holdings Corp	14
309	*	Patriot Transportation Holding, Inc	9
748	*	Quality Distribution, Inc	7
2,007	*	Republic Airways Holdings, Inc	23
437	*	Roadrunner Transportation Services Holdings, Inc	12
2,384		Ryder System, Inc	145
1,350	*	Saia, Inc	40
2,348		Skywest, Inc	32
33,061		Southwest Airlines Co	426
2,757	*	Spirit Airlines, Inc	88
3,842	*	Swift Transportation Co, Inc	64
15,475	*	UAL Corp	484
21,465		Union Pacific Corp	3,311
33,166		United Parcel Service, Inc (Class B)	2,868
200		Universal Truckload Services, Inc	5
7,760	*,e	US Airways Group, Inc	127
5,030		UTI Worldwide, Inc	83
2,203	e	Werner Enterprises, Inc	53
1,842	*	Wesco Aircraft Holdings, Inc	34
842	*,e	XPO Logistics, Inc	15
440	*	YRC Worldwide, Inc	13

		TOTAL TRANSPORTATION	15,973

UTILITIES - 3.3%
28,400		AES Corp	340
5,415		AGL Resources, Inc	232
1,847		Allete, Inc	92
5,073		Alliant Energy Corp	256
11,106		Ameren Corp	382
22,257		American Electric Power Co, Inc	997
877		American States Water Co	47
8,035		American Water Works Co, Inc	331
6,661		Aqua America, Inc	208
366		Artesian Resources Corp	8
5,498	e	Atlantic Power Corp	22
4,152		Atmos Energy Corp	170

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,754		Avista Corp	$74
2,076		Black Hills Corp	101
2,026		California Water Service Group	39
18,074	*	Calpine Corp	384
19,622		Centerpoint Energy, Inc	461
447		Chesapeake Utilities Corp	23
2,716		Cleco Corp	126
11,966		CMS Energy Corp	325
518		Connecticut Water Service, Inc	15
13,409		Consolidated Edison, Inc	782
892		Consolidated Water Co, Inc	10
339		Delta Natural Gas Co, Inc	7
26,449		Dominion Resources, Inc	1,503
7,903		DTE Energy Co	530
32,312		Duke Energy Corp	2,181
4,582	*	Dynegy, Inc	103
14,756		Edison International	711
1,646		El Paso Electric Co	58
1,683		Empire District Electric Co	38
8,067		Entergy Corp	562
39,195		Exelon Corp	1,210
19,153		FirstEnergy Corp	715
609		Genie Energy Ltd	6
6,564		Great Plains Energy, Inc	148
4,806	e	Hawaiian Electric Industries, Inc	122
2,116		Idacorp, Inc	101
3,620		Integrys Energy Group, Inc	212
2,302		ITC Holdings Corp	210
1,419		Laclede Group, Inc	65
8,599		MDU Resources Group, Inc	223
1,053		MGE Energy, Inc	58
813		Middlesex Water Co	16
3,367		National Fuel Gas Co	195
2,008		New Jersey Resources Corp	83
19,386		NextEra Energy, Inc	1,580
13,919		NiSource, Inc	399
14,416		Northeast Utilities	606
1,299		Northwest Natural Gas Co	55
1,761		NorthWestern Corp	70
14,767		NRG Energy, Inc	394
10,662		NV Energy, Inc	250
4,542		OGE Energy Corp	310
9,618		Oneok, Inc	397
919		Ormat Technologies, Inc	22
1,825		Otter Tail Corp	52
11,070		Pepco Holdings, Inc	223
20,132		PG&E Corp	921
3,459		Piedmont Natural Gas Co, Inc	117
5,024		Pinnacle West Capital Corp	279
3,642		PNM Resources, Inc	81
3,464		Portland General Electric Co	106
27,128		PPL Corp	821
23,269		Public Service Enterprise Group, Inc	760
549	*	Pure Cycle Corp	3
8,301		Questar Corp	198
6,317		SCANA Corp	310
11,116		Sempra Energy	909
678		SJW Corp	18
1,513		South Jersey Industries, Inc	87
39,982		Southern Co	1,764
2,114		Southwest Gas Corp	99
9,973		TECO Energy, Inc	171
5,211		UGI Corp	204

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,315		UIL Holdings Corp	$89
597		Unitil Corp	17
1,902		UNS Energy Corp	85
3,907		Vectren Corp	132
5,819		Westar Energy, Inc	186
2,373		WGL Holdings, Inc	103
10,478		Wisconsin Energy Corp	429
22,717		Xcel Energy, Inc	644
672		York Water Co	13

		TOTAL UTILITIES	27,386

		TOTAL COMMON STOCKS (Cost $495,774)	823,763

RIGHTS / WARRANTS - 0.0%

AUTOMOBILES & COMPONENTS - 0.0%
996		Federal-Mogul Corp	0	^

		TOTAL AUTOMOBILES & COMPONENTS	0	^

ENERGY - 0.0%
559	e	Magnum Hunter Resources Corp	0	^

		TOTAL ENERGY	0	^

		TOTAL RIGHTS / WARRANTS (Cost $0)	0	^

SHORT-TERM INVESTMENTS - 2.5%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.5%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.5%
20,391,405	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	20,391

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	20,391

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	20,391

		TOTAL SHORT-TERM INVESTMENTS (Cost $20,391)	20,391

		TOTAL INVESTMENTS - 102.0% (Cost $516,165)	844,154
		OTHER ASSETS & LIABILITIES, NET - (2.0)%	(16,794)

		NET ASSETS - 100.0%	$827,360

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing.

^	Amount represents less than $1,000.

c	Investments made with cash collateral received from securities on loan.

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $19,845,000.

m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which contractowners may recommend nominees to the Registrant’s Management Committee.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Date: August 16, 2013	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
Chief Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: August 16, 2013	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
Chief Executive Officer and President
(principal executive officer)

Date: August 16, 2013	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer